The Best of America America's Exclusive Annuity II
Nationwide Life Insurance Company
Individual Modified Single Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-9
The date of this prospectus is May 1, 2011.

This prospectus contains basic information you should understand about the contracts before investing.  Please read this prospectus carefully and keep it for future reference.

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

The Statement of Additional Information (dated May 1, 2011) which contains additional information about the contracts and the Variable Account has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference.  The table of contents for the Statement of Additional Information is on page 37.

For general information or to obtain free copies of the Statement of Additional Information, call Nationwide's service center at 1-800-848-6331 (TDD 1-800-238-3035) or write:

Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522

Information about this and other Nationwide products can be found at: www.nationwide.com.

Information about us and the product (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-0102.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  The SEC also maintains a website (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information.

These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.

The Sub-Accounts available under this contract invest in the underlying mutual funds of the portfolio companies listed below.

•	AllianceBernstein Variable Products Series Fund, Inc.
•	American Century Variable Portfolios II, Inc.
•	American Century Variable Portfolios, Inc.
•	BlackRock Variable Series Funds, Inc.
•	Credit Suisse Trust
•	Dreyfus
•	Dreyfus Investment Portfolios
•	Dreyfus Variable Investment Fund
•	Federated Insurance Series
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
•	Invesco
•	Ivy Funds Variable Insurance Portfolios, Inc.
•	Janus Aspen Series
•	JPMorgan Insurance Trust
•	MFS® Variable Insurance Trust
•	MFS® Variable Insurance Trust II
•	Nationwide Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
•	Oppenheimer Variable Account Funds
•	PIMCO Variable Insurance Trust
•	T. Rowe Price Equity Series, Inc.
•	The Universal Institutional Funds, Inc.
•	Van Eck VIP Trust
•	Wells Fargo Variable Trust

* For a complete list of the available Sub-Accounts, please refer to the "Appendix A: Underlying Mutual Funds." For more information on the underlying mutual funds, please refer to the prospectus for the mutual fund.  Purchase Payments not invested in the underlying mutual funds of the Nationwide Variable Account may be allocated to the Guaranteed Term Options.

Glossary of Special Terms

Accumulation Unit - An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the annuitization date.

Annuitant - The person upon whose continuation of life benefit payments involving life contengencies depends.

Annuitization Date - The date on which annuity payments begin.

Annuity Commencement Date - The date on which annuity payments are scheduled to begin. This date may be changed by the Contract Owner with Nationwide's consent.

Annuity Unit - An accounting unit of measure used to calculate the variable annuity payments.

Contract Owner - The person(s) who owns all rights under the contract.  All references in this prospectus to "you" shall mean the Contract Owner.

Contract Value - The total value of all Accumulation Units in a contract plus any amount held under Guaranteed Term Options and any amounts transferred as a loan to the collateral fixed account.

Contract Year - Each year the contract is in force beginning with the date the contract is issued.

Daily Net Assets - A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the variable Sub-Accounts after the deduction of contract and underlying mutual fund expenses.

ERISA - The Employee Retirement Income Security Act of 1974, as amended.

General Account - All assets of Nationwide other than those of the Variable Account or in other separate accounts that have been or may be established by Nationwide.

Guaranteed Term Option - Investment Options that are part of the Multiple Maturity Separate Account providing a guaranteed interest rate paid over certain periods of time (or terms), if certain conditions are met.  Guaranteed Term Option is referred to as Target Term Option in the state of Pennsylvania.

Individual Retirement Account - An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

Individual Retirement Annuity - An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

Investment-only Contract - A contract purchased by a Qualified Pension, Profit-Sharing, or Stock Bonus Plan as defined by Section 401(a) of the Internal Revenue Code.

Multiple Maturity Separate Account - A separate account of Nationwide funding the Guaranteed Term Options with terms of 3, 5, 7, or 10 years with a fixed rate of return (subject to a market value adjustment).

Nationwide - Nationwide Life Insurance Company.  All references in this prospectus to "we" or "us" shall mean Nationwide.

Non-Qualified Contract - A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, or Tax Sheltered Annuity.

Net Asset Value - The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.

Qualified Plan - A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-only Contracts.  In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-only Contracts unless specifically stated otherwise.

Roth IRA - An annuity contract which qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

SEC - Securities and Exchange Commission.

SEP IRA - An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.

Sub-Accounts - Divisions of the Variable Account, each of which invests in a single underlying mutual fund.

Target Term Option - Investment options that are, in all material respects, the same as Guaranteed Term Options.  All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions).

Tax Sheltered Annuity - An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

Valuation Date - Each day the New York Stock Exchange is open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current Net Asset Value of Accumulation Units or Annuity Units might be materially affected.  Values of the Variable Account are determined as of the close of the New York Stock Exchange which generally closes at 4:00 pm EST, but may close earlier on certain days and as conditions warrant.

Valuation Period - The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.

Variable Account - Nationwide Variable Account-9, a separate account of Nationwide that contains Variable Account allocations.  The Variable Account is divided into Sub-Accounts, each of which invests in shares of a separate underlying mutual fund.

Table of Contents	Page
Glossary of Special Terms	2
Contract Expenses	5
Underlying Mutual Fund Annual Expenses	6
Example	7
Synopsis of the Contracts	7
Purpose of the Contract
Minimum Initial and Subsequent Purchase Payments
Dollar Limit Restrictions
Charges and Expenses
Annuity Payments
Taxation
Right to Examine and Cancel
Financial Statements	9
Condensed Financial Information	9
Nationwide Life Insurance Company	9
Nationwide Investment Services Corporation	10
Investing in the Contract	10
The Variable Account and Underlying Mutual Funds
Guaranteed Term Options
The Contract in General	11
Distribution, Promotional and Sales Expenses
Underlying Mutual Fund Payments
Profitability
Contract Modification
Standard Charges and Deductions	13
Mortality and Expense Risk Charge
Premium Taxes
Short-Term Trading Fees
Optional Contract Benefits, Charges and Deductions	14
Death Benefit Options
Guaranteed Minimum Income Benefit Options
Beneficiary Protector Option
Capital Preservation Plus Option
Removal of Variable Account Charges	19
Contract Ownership	20
Joint Ownership
Contingent Ownership
Annuitant
Beneficiary and Contingent Beneficiary
Operation of the Contract	20
Minimum Initial and Subsequent Purchase Payments
Pricing
Allocation of Purchase Payments
Determining the Contract Value
Transfers
Transfer Restrictions
Right to Examine and Cancel	23
Surrender (Redemption) Prior to Annuitization	24
Partial Surrenders (Partial Redemptions)
Full Surrenders (Full Redemptions)
Surrender (Redemption) After Annuitization	24
Surrenders Under Certain Plan Types	24
Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Surrenders Under a Tax Sheltered Annuity

Table of Contents (continued)	Page
Loan Privilege	25
Minimum and Maximum Loan Amounts
Maximum Loan Processing Fee
How Loan Requests are Processed
Loan Interest
Loan Repayment
Distributions and Annuity Payments
Transferring the Contract
Grace Period and Loan Default
Assignment	26
Contract Owner Services	26
Asset Rebalancing
Dollar Cost Averaging
Systematic Withdrawals
Annuity Commencement Date	27
Annuitizing the Contract	27
Annuitization Date
Annuitization
Fixed Payment Annuity
Variable Payment Annuity
Frequency and Amount of Annuity Payments
Guaranteed Minimum Income Benefit Options
Annuity Payment Options
Death Benefits	31
Upon Death
Death Benefit Payment
Statements and Reports	33
Legal Proceedings	33
Table of Contents of Statement of Additional Information	37
Appendix A: Underlying Mutual Funds	38
Appendix B: Condensed Financial Information: BOA	50
Appendix C: Contract Types and Tax Information	91

Contract Expenses

The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

Contract Owner Transaction Expenses
Maximum Loan Processing Fee	$251
Maximum Premium Tax Charge (as a percentage of purchase payments)	5%2
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

Recurring Contract Expenses
Variable Account Annual Expenses (annualized rate of total Variable Account charges assessed as an annualized percentage of Daily Net Assets)
Mortality and Expense Risk Charge	1.20%
Annual Loan Interest Charge	2.25%3
Death Benefit Options (eligible applicants may elect one or two)
One-Year Enhanced Death Benefit and Spousal Protection Option4 Total Variable Account Charges (including this option only)	0.15% 1.35%
One-Year Step Up Death Benefit Option5 Total Variable Account Charges (including this option only)	0.10% 1.30%
Greater of One-Year or 5% Enhanced Death Benefit and Spousal Protection Option6 Total Variable Account Charges (including this option only)	0.20% 1.40%
5% Enhanced Death Benefit Option7 Total Variable Account Charges (including this option only)	0.15% 1.35%
Guaranteed Minimum Income Benefit Options (no longer available)
Guaranteed Minimum Income Benefit Option 1 Total Variable Account Charges (including this option only)	0.45% 1.65%
Guaranteed Minimum Income Benefit Option 2 Total Variable Account Charges (including this option only)	0.30% 1.50%
Beneficiary Protector Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40% by decreasing the interest we credit to amounts allocated to the Guaranteed Term Options.
0.40% 1.60%
Capital Preservation Plus Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50% by decreasing the interest we credit to amounts allocated to the Guaranteed Term Options or Target Term Options.
0.50% 1.70%

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).

Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	1.20%
One-Year Step Up Death Benefit Option	0.10%
5% Enhanced Death Benefit Option	0.15%
Guaranteed Minimum Income Benefit Option 1	0.45%
Beneficiary Protector Option	0.40%
Capital Preservation Plus Option	0.50%
Maximum Possible Total Variable Account Charges	2.80%

Underlying Mutual Fund Annual Expenses

The next table provides the minimum and maximum total operating expenses, as of December 31, 2010, charged by the underlying mutual funds that you may pay periodically during the life of the contract.

Total Annual Underlying Mutual Fund Operating Expenses	Minimum	Maximum

(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.27%	2.43%

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds.  Therefore, actual expenses could be lower.  Refer to the underlying mutual fund prospectuses for specific expense information.

1Nationwide assesses a loan processing fee at the time each new loan is processed.

2 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.  The amount assessed to the contract will equal the amount assessed by the state or government entity.

3 The loan interest rate is determined, based on market conditions, at the time of loan application or issuance.  The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate.  Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.

4 This option may not be elected with another death benefit option.

5 This option may be elected alone or along with the 5% Enhanced Death Benefit Option.  If both options are elected, the death benefit will be the greater of the two options.

6 This option may not be elected with another death benefit option.

7 This option may be elected alone or along with the One-Year Step Up Death Benefit Option.  If both options are elected, the death benefit will be the greater of the two options.

Example

This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses.  The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.

The Example assumes:

•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (2.80%).

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (2.43%)	549	1,639	2,719	5,372	*	1,639	2,719	2,719	549	1,639	2,719	5,372
Minimum Total Underlying Mutual Fund Operating Expenses (0.27%)	322	984	1,670	3,494	*	984	1,670	1,670	322	984	1,670	3,494

*The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.

Synopsis of the Contracts

The contracts described in this prospectus are modified single purchase payment contracts.  The contracts may be issued as either individual or group contracts.  In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "Contract Owner" will mean "participant."

The contracts can be categorized as:

•	Individual Retirement Annuities ("IRAs");
•	Investment-only Contracts (Qualified Plans);
•	Non-Qualified Contracts;
•	Roth IRAs;
•	Simplified Employee Pension IRAs ("SEP IRAs"); and
•	Tax Sheltered Annuities.

For more detailed information with regard to the differences in contract types, please see "Type of Contracts" in "Appendix C: Contract Types and Tax Information."  Prospective purchases may apply to purchase a contract through broker dealers that have entered into a selling agreement with Nationwide Investment Services Corporation.

Surrenders

Contract Owners may generally surrender some or all of their Contract Value at any time prior to annuitization by notifying Nationwide in writing. See the "Surrender (Redemption) Prior to Annuitzation)" section later in this prospectus.  After the Annuitization Date, surrenders are not permitted.  See the "Surrender (Redemption) After Annuitization" section later in this prospectus.

This contract is not designed for and does not support active trading strategies.  In order to protect investors in this contract that do not utilize such strategies, Nationwide may initiate certain exchange offers intended to provide Contract Owners that meet certain criteria with an alternate variable annuity designed to accommodate active trading.  If this contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative Net Asset Values of the exchanged contract and no sales loads will be assessed on the new contract.

Purpose of the Contract

The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries.  It is not intended to be used:

•	by institutional investors;

•	in connection with other Nationwide contracts that have the same Annuitant; or

•	in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner.

By providing these annuity benefits, Nationwide assumes certain risks.  If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk, including, but not limited to, rescinding the contract and returning the Contract Value (less any applicable market value adjustment).  Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete or otherwise deficient information provided by the Contract Owner.

Minimum Initial and Subsequent Purchase Payments
Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments
IRA	$15,000	$1,000
Investment-only	$15,000	$1,000
Non-Qualified	$15,000	$1,000
Roth IRA	$15,000	$1,000
SEP IRA	$15,000	$1,000
Tax Sheltered Annuity*	$15,000	$1,000

*Only available for individual 403(b) Tax Sheltered Annuity contracts subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states.

Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant to exceed $1,000,000.  Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs.  All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner.  In the event that we do not accept a purchase payment under these guidelines, we will immediately return the purchase payment in its entirety in the same manner as it was received.  If we accept the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Dollar Limit Restrictions

In addition to the potential purchase payment restriction listed above, certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:

Annuitization.  Your annuity payment options will be limited if you submit total purchase payments in excess of $2,000,000.  Furthermore, if the amount to be annuitized is greater than $5,000,000, we may limit both the amount that can be annuitized on a single life and the annuity payment options.

Death benefit calculations.  Purchase payments up to $3,000,000 will result in a higher death benefit payment than purchase payments in excess of $3,000,000.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Charges and Expenses

Underlying Mutual Fund Annual Expenses

The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets.  These fees and expenses are in addition to the fees and expenses assessed by the contract.  The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.  Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.20% of the Daily Net Assets of the Variable Account.  Nationwide assesses this charge in return for bearing certain mortality and expense risks, and for administrative expenses.

Sales Charge

Nationwide does not deduct a sales charge from purchase payments upon deposit into, or withdrawal from, the contract.

Death Benefit Options

In lieu of the standard death benefit, an applicant may elect a death benefit option at the time of application, as follows:

Death Benefit Options	Charge*
One-Year Enhanced Death Benefit and Spousal Protection Option1	0.15%
One-Year Step Up Death Benefit Option2	0.10%
Greater of One-Year or 5% Enhanced Death Benefit and Spousal Protection Option3	0.20%
5% Enhanced Death Benefit Option4	0.15%

*The charges shown are the annualized rates charges as a percentage of the Daily Net Assets of the Variable Account.

1The One-Year Enhanced Death Benefit and Spousal Protection Option is only available beginning January 2, 2001 (or a later date if state law requires).

2The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit and Spousal Protection Option.  This option may be elected along with the 5% Enhanced Death Benefit Option.  If both options are elected, the death benefit will be the greater of the two benefits.

3The Greater of One-Year or 5% Enhanced Death Benefit and Spousal Protection Option is only available beginning January 2, 2001 (or a later date if state law requires).

4The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One Year or 5% Enhanced Death Benefit and Spousal Protection Option.  This option may be elected along with the One-Year Step Up Death Benefit Option.  If both options are elected, the death benefit will be the greater of the two benefits.

For more information about the standard and optional death benefits, please see the "Death Benefit Payment" provision.

Guaranteed Minimum Income Benefit Options

For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit options were available under the contract at the time of application.  If the Contract Owner elected one of the Guaranteed Minimum Income Benefit options, Nationwide will deduct an additional charge at an annualized rate of 0.45% or 0.30% of the Daily Net Assets of the Variable Account, depending on which option was chosen (see "Guaranteed Minimum Income Benefit Options").

Beneficiary Protector Option

A Beneficiary Protector Option is available for contracts with Annuitants who are age 70 or younger at the time the option is elected.  If the Contract Owner of an eligible contract elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the Daily Net Assets of the Variable Account.  Additionally, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%.  Any guaranteed interest rate of return for assets in the Guaranteed Term Options will be lowered by 0.40% due to the assessment of this charge.  See "Beneficiary Protector Option."

Capital Preservation Plus Option

The Capital Preservation Plus Option may only be elected at the time of application.  If the Contract Owner or applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate not to exceed 0.50% of the Daily Net Assets of the Variable Account.  Additionally, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of not more than 0.50%.  Consequently, the interest rate of return credited to assets in the Guaranteed Term Options/Target Term Options will be lowered due to the assessment of this charge.

Charges for Optional Benefits

Upon annuitization of the contract, any amounts assessed for any optional benefits elected will be waived and only those charges applicable to the base contract will be assessed.

Annuity Payments

Annuity payments begin on the Annuitization Date and will be based on the annuity payment option chosen prior to annuitization.  Nationwide will send annuity payments no later than 7 days after each annuity payment date.

Taxation

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority.  Premium tax rates currently range from 0% to 5% (see "Federal Tax Considerations" in "Appendix C: Contract Types and Tax Information" and "Premium Taxes").

Right to Examine and Cancel

Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it.  This right is referred to as a "free look" right.  The length of this time period depends on state law and may vary depending on whether your purchase is replacing another annuity contract you own.

If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any withdrawals from the contract and applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract Value, less any withdrawals from the contract and applicable federal and state income tax withholding.

Financial Statements

Financial statements for the Variable Account and consolidated financial statements for Nationwide Life Insurance Company are located in the Statement of Additional Information.  A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit").  Please refer to "Appendix B: Condensed Financial Information" for information regarding the minimum and maximum class of Accumulation Units.  All classes of Accumulation Units may be obtained FREE OF CHARGE by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

Nationwide Life Insurance Company

Nationwide, the depostior, is a stock life insurance company organized under Ohio law in March, 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide is a provider of life insurance, annuities and retirement products.  It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide is a member of the Nationwide group of companies.  Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies.  The Companies were organized under Ohio law in December 1925 and 1933 respectively.  The Companies engage in a general insurance and reinsurance business, except life insurance.

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215.  NISC is a wholly owned subsidiary of Nationwide.

Investing in the Contract

The Variable Account and Underlying Mutual Funds

Nationwide Variable Account-9 is a Variable Account that invests in the underlying mutual funds listed in "Appendix A: Underlying Mutual Funds."  Nationwide established the Variable Account on May 22, 1997, pursuant to Ohio law.  Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.

Income, gains, and losses credited to, or charged against, the Variable Account reflect the Variable Account's own investment experience and not the investment experience of Nationwide's other assets.  The Variable Account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide.  Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.

The Variable Account is divided into Sub-Accounts, each corresponding to a single underlying mutual fund.  Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.

Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations.  Contract Owners can obtain prospectuses for underlying funds at any other time by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds.  They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.  Contract Owners should read these prospectuses carefully before investing.

The investment advisors of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives.  However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund.  Contract Owners should not compare the performance of a publicly traded fund with the performance of the underlying mutual funds participating in the Variable Account.  The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the contract may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.  Contract Owners will receive notice of any such changes that affect their contract.

In the future, additional underlying mutual funds managed by certain financial institutions or brokerage firms may be added to the Variable Account.  These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Voting Rights

Contract Owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights.  Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions.  However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting.  Notification will contain proxy materials and a form with which to give Nationwide voting instructions.  Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.  What this means to you is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control the outcome.

The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund.  Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide.  Nationwide does not anticipate any disadvantages to this.  However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies.  If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1)	shares of a current underlying mutual fund are no longer available for investment; or

(2)	further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.  All affected Contract Owners will be notified in the event there is a substitution, elimination or combination of shares.

Deregistration of the Separate Account

Nationwide may deregister Nationwide Variable Account-9 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All Contract Owners will be notified in the event Nationwide deregisters Nationwide Variable Account-9.

Guaranteed Term Options

Guaranteed Term Options ("GTOs") are separate investment options under the contract.  The minimum amount that may be allocated to a GTO is $1,000.  Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations.  The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide.  However, the general assets of Nationwide are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability.  A Guaranteed Term Option prospectus should be read along with this prospectus.

Guaranteed Term Options provide a guaranteed rate of interest over 4 different maturity durations:  three (3), five (5), seven (7) or ten (10) years.  Note: The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate.  That rate will be credited to amounts allocated to the Guaranteed Term Option unless a distribution is taken before the maturity date.  If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment.  A market value adjustment can increase or decrease the amount distributed depending on fluctuations in constant maturity treasury rates.  No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options.  Please refer to the prospectus for the Guaranteed Term Options for further information.  Contract Owners can obtain a GTO prospectus by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

For Contract Owners that elect the Beneficiary Protector Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%.  Consequently, any guaranteed rate of return for assets in the Guaranteed Term Options will be lowered by 0.40% due to the assessment of this charge.

For Contract Owners that elect the Capital Preservation Plus Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.50%.  Consequently, the interest rate of return credited to assets in the Guaranteed Term Options will be lowered by 0.50% due to the assessment of this charge.

Guaranteed Term Options are available only during the accumulation phase of a contract.  They are not available after the Annuitization Date.  In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging, or Systematic Withdrawals.

Guaranteed Term Options may not be available in every state.

Target Term Options

Due to certain state requirements, in some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option.  Target Term Options are not available separate from the Capital Preservation Plus Option.

For all material purposes, Guaranteed Term Options and Target Term Options are the same.  Target Term Options are managed and administered identically to Guaranteed Term Options.  The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options.  However, because the options are managed and administered identically, the result to the investor is the same.

All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions).  Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.

The Contract in General

Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments.  Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership.  It is very important that Contract Owners and prospective Contract Owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract.  Contract and optional charges may not be the same in later Contract Years as they are in early Contract Years.  The various contract and optional benefit charges are assessed in order to compensate

Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts.  The maximum gross commission that Nationwide will pay on the sale of the contracts is 2.0% of purchase payments.  Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm.  Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products.  For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Underlying Mutual Fund Payments

Nationwide's Relationship with the Underlying Mutual Funds

The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.  The Variable Account (and not the Contract Owners) is the underlying mutual fund shareholder.  When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  Nationwide incurs these expenses instead.

Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.

An investment advisor or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities.  These activities may provide the advisor or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.

Types of Payments Nationwide Receives

In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments").  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.

Nationwide or its affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
Payments by an underlying mutual fund's advisor or subadviser (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in Nationwide's affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

Nationwide took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives

For the year ended December 31, 2010, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.61% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue.  Payments from investment advisors or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

For additional information related to amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Underlying Mutual Funds

Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor Nationwide considers during the identification process is whether the underlying mutual fund's advisor or subadviser is one of our affiliates or whether the underlying mutual fund, its advisor, its subadviser(s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the contract in relation to its features and benefits when making your decision to invest.  Please note that higher contract and underlying mutual fund fees and charges have a direct effect on and may lower your investment performance.

Profitability

Nationwide does consider profitability when determining the charges in the contract.  In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher.  Nationwide does, however, anticipate earning a profit in later Contract Years.  In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Contract Modification

Nationwide may modify the annuity contracts, but no modification will affect the amount or term of any annuity contract unless a modification is required to conform the annuity contract to applicable federal or state law.  No modification will affect the method by which the Contract Values are determined.

Standard Charges and Deductions

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge from the Variable Account.  This amount is computed on a daily basis and is equal to an annualized rate of 1.20% of the Daily Net Assets of the Variable Account.

The Mortality Risk Charge (0.80%) compensates Nationwide for guaranteeing the annuity purchase rates of the contracts.  This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population.  The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefits, for which there are separate charges.

The Expense Risk Charge (0.40%) compensates Nationwide for guaranteeing that administration charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.  Nationwide may realize a profit from this charge.

Premium Taxes

Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity.  Premium tax rates currently range from 0% to 5%.  This range is subject to change.  Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state.  Premium tax requirements vary from state to state.

Premium taxes may be deducted from death benefit proceeds.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.

Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus).  Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets.  Contract Owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund.  Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Appendix A: Underlying Mutual Funds" later in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading.  The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner's Sub-Account value.  All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.

When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out

(FIFO) basis for purposes of determining short-term trading fees.  In other words, units held the longest will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

•	contract loans or surrenders;

•	transfers made upon annuitization of the contract;

•	surrenders of Annuity Units to make annuity payments; or

•	surrenders of Accumulation Units to pay a death benefit.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts.  These new share classes may require the assessment of short-term trading or redemption fees.  When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

Optional Contract Benefits, Charges and Deductions

For an additional charge, the following optional benefits are available to Contract Owners.  Not all optional benefits are available in every state.  Unless otherwise indicated:

1)	optional benefits must be elected at the time of application;

2)	optional benefits, once elected, may not be terminated; and

3)	the charges associated with the optional benefits will be assessed until annuitization.

Death Benefit Options

The following death benefit options are available with the contracts.  Not all of the death benefit options may be available in every state.  Nationwide may realize a profit from the charge assessed for these options.

One-Year Enhanced Death Benefit and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the One-Year Enhanced Death Benefit and Spousal Protection Option for an additional charge at an annualized rate of 0.15% of the Daily Net Assets of the Variable Account.

If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:

1)	the Contract Value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)
the highest Contract Value on any contract anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

This optional benefit has a spousal protection feature, which is discussed later in this provision.

One-Year Step Up Death Benefit Option

Until state approval is received for the One-Year Enhanced Death Benefit and Spousal Protection Option, an applicant can elect the One-Year Step Up Death Benefit Option for an additional charge equal to an annualized rate of 0.10% of the Daily Net Assets of the Variable Account.

If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:

1)	the Contract Value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)
the highest Contract Value on any contract anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

This death benefit option may be elected along with the 5% Enhanced Death Benefit Option, in which case the death benefit will be the greater of the two benefits.

Greater of One-Year or 5% Enhanced Death Benefit and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit and Spousal Protection for an additional charge at an annualized rate of 0.20% of the Daily Net Assets of the Variable Account.

If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:

1)	the Contract Value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered;

3)
the highest Contract Value on any contract anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

4)	the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

The 5% Interest Anniversary Value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the Annuitant's 86th birthday.  Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered.  The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% Interest Anniversary Value in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

This optional benefit has a spousal protection feature, which is discussed later in this provision.

5% Enhanced Death Benefit Option

Until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit and Spousal Protection Option, an applicant can elect the 5% Enhanced Death Benefit Option for an additional charge equal to an annualized rate of 0.15% of the Daily Net Assets of the Variable Account.

If the Annuitant dies before the Annuitization Date, the death benefit will be the greater of:

1)	the Contract Value; or

2)
the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

This death benefit option may be elected along with the One-Year Step Up Death Benefit Option, in which case the death benefit will be the greater of the two benefits.

Spousal Protection Feature

The One-Year Enhanced Death Benefit with Spousal Protection Option and the Greater of One-Year or 5% Enhanced Death Benefit with Spousal Protection Option both include a Spousal Protection Feature.  The Spousal Protection Feature allows the surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.  The Spousal Protection Feature is available only for contracts issued as Non-Qualified Contracts, IRAs and Roth IRAs, provided the following conditions are satisfied:

1)
One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner.  For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;

2)	The spouses must be co-annuitants;

3)	Both co-annuitants must be age 85 or younger at the time of issue;

4)	The spouses must each be named as beneficiaries;

5)	No person other than a spouse may be named as Contract Owner, Annuitant or primary beneficiary;

6)
If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner);

7)
If a co-annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner.  If the chosen death benefit is higher than the Contract Value at the time of death, the Contract Value will be adjusted to equal the applicable death benefit amount.  The surviving spouse may then name a new beneficiary but may not name another co-annuitant; and

8)
If a co-annuitant is added at any time after the election of the optional death benefit rider, a copy of the certificate of marriage must be provided to the home office.  In addition, the date of marriage must be after the election of the death benefit option.

If the marriage of the co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.

Guaranteed Minimum Income Benefit Options

For contracts issued prior to May 1, 2003, the Contract Owner could have purchased one of two Guaranteed Minimum Income Benefit options at the time of application.  If elected, Nationwide will deduct an additional charge at an annualized rate of either 0.45% or 0.30% of the Daily Net Assets of the Variable Account, depending on which option was chosen.  Nationwide may realize a profit from the charges assessed for this option.

The Guaranteed Minimum Income Benefit options provide for a minimum guaranteed value that may replace the Contract Value as the amount to be annuitized under certain circumstances.  A Guaranteed Minimum Income Benefit may afford protection against unfavorable investment performance.

Beneficiary Protector Option

For an additional charge at an annualized rate of 0.40% of the Daily Net Assets of the Variable Account, the Contract Owner may purchase a Beneficiary Protector Option.  Nationwide will also stop assessing this charge once the contract is annuitized.  Nationwide may realize a profit from the charge assessed for this option.

The Beneficiary Protector Option provides that upon the death of the Annuitant, and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract.  If the Beneficiary Protector Option is elected with a contract that also has Spousal Protection, the term Annuitant shall mean the person designated as the Annuitant on the application; the person designated as the co-annuitant does not have any rights under this benefit, unless the co-annuitant is also the beneficiary.

The Beneficiary Protector Option is credited to the contract upon the death of the Annuitant.  Upon the death of the Annuitant, and after the Beneficiary Protector Option is credited to the contract, the beneficiary(ies) may:

(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or

(b)	if the beneficiary is the deceased Annuitant's surviving spouse, continue the contract as the new beneficial Contract Owner and subject to any mandatory distribution rules.

Once the credit is applied to the contract, the charge for the credit is no longer assessed.

The Beneficiary Protector Option is only available for contracts with Annuitants who are age 70 or younger at the time of election.

How Credits to the Contract are Calculated

If the Beneficiary Protector Option was elected at the time of application AND the Annuitant dies prior to the first contract anniversary after the Annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings

Adjusted Earnings = (a) - (b) - (c); where:

a = the Contract Value on the date the death benefit is calculated and prior to any death benefit calculation;

b = purchase payments, proportionately adjusted for withdrawals; and

c = any adjustment for a death benefit previously paid, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously paid in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).

If the Beneficiary Protector Option was elected at any time after the contract issue date AND the Annuitant dies prior to the first contract anniversary after the Annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings from the Date the Option is Elected

Adjusted Earnings from the Date the Option is Elected = (a) – (b) - (c) - (d), where:

a = Contract Value on the date the death benefit is calculated and prior to any death benefit calculation;

b = the Contract Value on the date the rider is elected, proportionately adjusted for withdrawals;

c = purchase payments made after the option is elected, proportionately adjusted for withdrawals;

d = any adjustment for a death benefit previously paid after the rider is elected, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously paid in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).

If no benefits have been paid under this option by the first contract anniversary following the Annuitant's 85th birthday, then:

a)	Nationwide will credit an amount equal to 4% of the Contract Value on the contract anniversary to the contract;

b)	the benefit will terminate and will no longer be in effect; and

c)	the charge for the benefit will be eliminated, reducing charges by 0.40%.

How Amounts Are Credited

Any amounts credited to the contract pursuant to this option will be allocated to the Sub-Accounts of the Variable Account and the GTOs in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.

Capital Preservation Plus Option

The Capital Preservation Plus Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years - the "program period").  Effective May 1, 2011, the only CPP program period available is the 10-year CPP program period; CPP program periods of other durations that were elected prior to May 1, 2011 will continue unchanged to the end of the current CPP period period.  Contract Value at the end of the program period will be no less than Contract Value at the beginning of the period, regardless of market performance.  Note, however, that surrenders or contract charges that are deducted from the contract after this option is elected will reduce the value of the guarantee proportionally.

The guarantee is conditioned upon the allocation of Contract Value between two investment components:

1)	A Guaranteed Term Option corresponding to the length of the elected program period; and

2)
Non-Guaranteed Term Option allocations, which consist of certain underlying mutual funds that are available under the program.  This investment component is allocated according to Contract Owner instructions.

In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option.  For all material purposes, Guaranteed Term Options and Target Term Options are the same.  Target Term Options are managed and administered identically to Guaranteed Term Options.  The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options.  However, because the options are managed and administered identically, the result to the investor is the same.  All references to Guaranteed Term Options in this "Capital Preservation Plus Option" provision will also mean Target Term Options (in applicable jurisdictions).  Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.

When the Capital Preservation Plus Option is elected, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these two general components.  Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among underlying mutual funds; when interest rates are lower, lesser portions may be made available for allocation among underlying mutual funds.  Also, longer program periods will typically permit greater allocations to the underlying mutual funds.  Other general economic factors and market conditions may affect these determinations as well.

Charges

The Capital Preservation Plus Option is provided for an additional charge at an annualized rate not to exceed 0.50% of the Daily Net Assets of the Variable Account.  This charge will be assessed against the Guaranteed Term Options through a reduction in credited interest rates (not to exceed 0.50%).  Nationwide may realize a profit from the charges assessed for this option.

All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period.  When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.

The Advantage of Capital Preservation Plus

Without electing the option, Contract Owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option.  To do this, Contract Owners would have to determine how much of their Contract Value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment.  The balance of the Contract Value would be available to be allocated among the underlying funds.  This represents an investment allocation strategy aimed at capital preservation.

Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options, among underlying mutual funds.  This provides Contract Owners with a greater opportunity to benefit from market appreciation that is reflected in the underlying mutual fund performance, while preserving the return of principal guarantee.

Availability

The Capital Preservation Plus Option may only be elected at the time of application.

Conditions Associated with the Capital Preservation Plus Option

A Contract Owner with an outstanding loan may not elect the Capital Preservation Plus Option.

During the program period, the following conditions apply:

•	If surrenders or contract charges are deducted from the contract subsequent to electing this option, the value of the guarantee will be reduced proportionally.

•	Only one Capital Preservation Plus Option program may be in effect at any given time.

•	No new purchase payments may be applied to the contract.

•	Nationwide will not permit loans to be taken from the contract.

•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.

•
If, while the Capital Preservation Plus Option is elected, the Annuitant dies and the Annuitant's spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.

•
If the contract is annuitized, surrendered or liquidated for any reason prior to the end of the program period, all guarantees are terminated.  A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization.  A market value adjustment may apply to amounts surrendered or liquidated from a Guaranteed Term Option.

After the end of the program period, or after termination of the option, the above conditions will no longer apply.

Investments During the Program Period

When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the available underlying mutual funds.  The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the Contract Owner.

Nationwide makes only certain mutual funds available when a Contract Owner elects the CPP Option.  Nationwide selected the available mutual funds on the basis of certain risk factors associated with the mutual fund's investment objective.  The mutual funds not made available in conjunction with the CPP Option were excluded on the basis of similar risk considerations.

Only the following underlying mutual funds are available when the Capital Preservation Plus Option is elected:

American Century Variable Portfolios II, Inc.
•	American Century VP Inflation Protection Fund: Class II

Dreyfus
•	Dreyfus Stock Index Fund, Inc.: Initial Shares
•	Dreyfus Variable Investment Fund – Appreciation Portfolio: Initial Shares

Fidelity Variable Insurance Products Fund
•	VIP Equity-Income Portfolio: Service Class
•	VIP Growth Portfolio: Service Class
•	VIP Investment Grade Bond Portfolio: Service Class
•	VIP Mid Cap Portfolio: Service Class

Franklin Templeton Variable Insurance Products Trust
•	Franklin Income Securities Fund: Class 2
Invesco
•	Invesco VI Capital Appreciation Fund: Series II

Ivy Funds Variable Insurance Portfolios, Inc.
•	Asset Strategy
•	Balanced
•	Bond
•	Core Equity
•	Dividend Opportunities
•	Growth
•	Mid Cap Growth
•	Money Market
•	Value

Janus Aspen Series
•	Forty Portfolio: Service Shares

JPMorgan Insurance Trust
•	JPMorgan Insurance Trust Mid Cap Value Portfolio; Class I

MFS® Variable Insurance Trust
•	MFS® Value Series: Service Class

Nationwide Variable Insurance Trust
•	American Century NVIT Growth Fund: Class I
•	American Funds NVIT Asset Allocation Fund: Class II
•	American Funds NVIT Bond Fund: Class II
•	American Funds NVIT Growth Fund: Class II
•	Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
•	NVIT CardinalSM Aggressive Fund: Class II
•	NVIT CardinalSM Balanced Fund: Class II
•	NVIT CardinalSM Capital Appreciation Fund: Class II
•	NVIT CardinalSM Conservative Fund: Class II
•	NVIT CardinalSM Moderate Fund: Class II
•	NVIT CardinalSM Moderately Aggressive Fund: Class II
•	NVIT CardinalSM Moderately Conservative Fund: Class II
•	NVIT Government Bond Fund: Class I
•	NVIT Investor Destinations Funds: Class II
➢	NVIT Investor Destinations Conservative Fund: Class II
➢	NVIT Investor Destinations Moderately Conservative Fund: Class II
➢	NVIT Investor Destinations Balanced Fund: Class II
➢	NVIT Investor Destinations Moderate Fund: Class II
➢	NVIT Investor Destinations Capital Appreciation Fund: Class II
➢	NVIT Investor Destinations Moderately Aggressive Fund: Class II
➢	NVIT Investor Destinations Aggressive Fund: Class II
•	NVIT Mid Cap Index Fund: Class I
•	NVIT Money Market Fund: Class I
•	NVIT Multi-Manager Large Cap Growth Fund: Class I
•	NVIT Multi-Manager Large Cap Value Fund: Class I
•	NVIT Multi-Manager Mid Cap Growth Fund: Class II
•	NVIT Multi-Manager Mid Cap Value Fund: Class II
•	NVIT Nationwide Fund: Class I
•	NVIT Short Term Bond Fund: Class II
•	Van Kampen NVIT Comstock Value Fund: Class I

Neuberger Berman Advisers Management Trust
•	AMT Short Duration Bond Portfolio: I Class

Oppenheimer Variable Account Funds
•	Oppenheimer Main Street Fund®/VA: Non-Service Shares
•	Oppenheimer Small- & MidCap Fund/VA: Non-Service Shares

In addition to the above underlying mutual funds, the following underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2010:

Nationwide Variable Insurance Trust
•	NVIT Multi-Manager Large Cap Value Fund: Class II

In addition to the above underlying mutual funds, the following underlying mutual fund is no longer available to receive transfers or new purchase payments effective April 24, 2009:

Nationwide Variable Insurance Trust
•	NVIT Multi Manager Mid Cap Growth Fund: Class I

In addition to the above underlying mutual funds, the following underlying mutual fund is available only to contracts issued prior to May 1, 2008:

Federated Insurance Series
•	Federated Quality Bond Fund II: Primary Shares

Fidelity Variable Insurance Products Fund
•	VIP Contrafund® Portfolio: Service Class
Invesco
•	Invesco VI Capital Development Fund: Series II

Neuberger Berman Advisers Management Trust
•	AMT Socially Responsive Portfolio: I Class

In addition to the above underlying mutual funds, the following underlying mutual funds are available only to contracts issued prior to May 1, 2006:

American Century Variable Portfolios, Inc.
•	American Century VP Income & Growth Fund: Class I

Fidelity Variable Insurance Products Fund
•	VIP Value Strategies Portfolio: Service Class

In addition to the above underlying mutual funds, the following underlying mutual funds are available only to contracts issued prior to May 1, 2004:

Dreyfus
•	Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares

In addition to the above underlying mutual funds, the following underlying mutual funds are available only to contracts issued prior to May 1, 2002:

Fidelity Variable Insurance Products Fund
•	VIP Growth Opportunities Portfolio: Service Class

Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives Sub-Account allocation instructions based on the preceding list of available underlying mutual funds.  Allocations to underlying mutual funds other than those listed above are not permitted during the program period.

Nationwide reserves the right to modify the list of available underlying mutual funds upon written notice to Contract Owners.  If an underlying mutual fund is deleted from the list of available underlying mutual funds, such deletion will not affect Capital Preservation Plus Option programs already in effect.

Surrenders During the Program Period

If, during the program period, the Contract Owner takes a surrender, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Guaranteed Term Options.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request, unless Nationwide is instructed otherwise.  Surrenders may not be taken exclusively from the Guaranteed Term Option.  In conjunction with the surrender, the value of the guarantee will be adjusted proportionally.  A market value adjustment may apply to amounts surrendered from Guaranteed Term Options.

Transfers During the Program Period

Transfers to and from the Guaranteed Term Option are not permitted during the program period.

Transfers among Sub-Accounts are subject to the terms and conditions in the "Transfers Prior to Annuitization" provision.  During the program period, transfers to underlying mutual funds that are not included in the Capital Preservation Plus Option program are not permitted.

Terminating the Capital Preservation Plus Option

Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.

If the Contract Owner elected a program period matching a 7 year Guaranteed Term Option, upon reaching the 5th anniversary of the program, the Contract Owner may terminate the Capital Preservation Plus Option.  Any termination instructions must be received at Nationwide's home office within 60 days after the option's 5th anniversary.

If the Contract Owner elected a program period matching a 10 year Guaranteed Term Option, upon reaching the 7th anniversary of the program, the Contract Owner may terminate the Capital Preservation Plus Option.  Any termination instructions must be received at Nationwide's home office within 60 days after the option's 7th anniversary.

4Fulfilling the Return of Principal Guarantee

At the end of the program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount.  Amounts credited under this option are considered earnings, not purchase payments.  If the Contract Owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market Sub-Account.

Election of a New Capital Preservation Plus Option

At the end of any program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time.  Nationwide will communicate the ensuing CPP program period end to the Contract Owner approximately 75 days before the end of the period and this notice will include a list of the limited investment options available.  If the Contract Owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days after the end of the preceding program period or within 60 days of the program termination, whichever is applicable.

Removal of Variable Account Charges

For certain optional benefits, a charge is assessed only for a specified period of time.  To remove a Variable Account charge at the end of the specified charge period, Nationwide systematically re-rates the contract.  This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.

Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.

The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation.  For example, on a contract where the only optional benefit elected is the Beneficiary Protector Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.60% until the benefit is applied.  Once the benefit is applied, the contract will be re-rated, and the 0.40% charge associated with the Beneficiary Protector Option will be removed.  From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.20%.  Thus, the Beneficiary Protector Option charge is no longer included in the daily Sub-Account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value.  Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa.  For example, Sub-Account X with charges of 1.60% will have a lower unit value than Sub-Account X with charges of 1.20% (higher expenses result in lower unit values).  When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value.  In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.

Contract Ownership

The Contract Owner has all rights under the contract.  Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.

Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date.  Any change of Contract Owner automatically revokes any prior Contract Owner designation.  Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office.  Once recorded, the change will be effective as of the date signed.  However, the change will not affect any payments made or actions taken by Nationwide before it was recorded.  No change will be effective unless and until it is received and recorded at Nationwide's home office.

The Contract Owner may also request a change in the Annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the Annuitization Date.  These changes must be:

•	on a Nationwide form;

•	signed by the Contract Owner; and

•	received at Nationwide's home office before the Annuitization Date.

Nationwide must review and approve any change requests.  If the Contract Owner is not a natural person (e.g. a trust or corporation) and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change.

On the Annuitization Date, the Annuitant will become the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust.

Joint Ownership

Joint owners each own an undivided interest in the contract.

Contract Owners can name a joint owner at any time before annuitization subject to the following conditions:

•	joint owners can only be named for Non-Qualified Contracts;

•	joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

•	the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

•	Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner; and

•	an election in writing signed by both Contract Owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner.

Contingent Ownership

The contingent owner is entitled to certain benefits under the contract, if a Contract Owner who is not the Annuitant dies before the Annuitization Date, and there is no surviving joint owner.

The Contract Owner may name or change a contingent owner at any time before the Annuitization Date.  To change the contingent owner, a written request must be submitted to Nationwide.  Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the Contract Owner was living at the time it was recorded.  The change will not affect any action taken by Nationwide before the change was recorded.

Annuitant

The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends.  This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.  The Annuitant may be changed before the Annuitization Date with Nationwide's consent.

Beneficiary and Contingent Beneficiary

The beneficiary is the person who is entitled to the death benefit if the Annuitant dies before the Annuitization Date and there is no joint owner and/or contingent annuitant.  The Contract Owner can name more than one beneficiary.  Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The Contract Owner may change the beneficiary or contingent beneficiary during the Annuitant's lifetime by submitting a written request to Nationwide.  Once recorded, the change will be effective as of the date it was signed, whether or not the Annuitant was living at the time it was recorded.  The change will not affect any action taken by Nationwide before the change was recorded.

Operation of the Contract

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments
IRA	$15,000	$1,000
Investment-only	$15,000	$1,000
Non-Qualified	$15,000	$1,000
Roth IRA	$15,000	$1,000
SEP IRA	$15,000	$1,000
Tax Sheltered Annuity*	$15,000	$1,000

*Only available for individual 403(b) Tax Sheltered Annuity contracts subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states.

Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant or co-

annuitant. If upon notification of death of the Contract Owner(s), the Annuitant or co-annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment subject to investment performance.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Pricing

Initial purchase payments allocated to Sub-Accounts will be priced at the Accumulation Unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete.  If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it.  If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay.  The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments allocated to Sub-Accounts will be priced at the available Accumulation Unit value next computed after the payment is received.  The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one Annuitant cannot exceed $1,000,000 without Nationwide's prior consent.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.  If a subsequent purchase payment is received at Nationwide's home office (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following valuation day.

Except on the days listed below and on weekends, purchase payments, transfers and surrenders are priced every day.  Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

• New Year's Day	• Independence Day
• Martin Luther King, Jr. Day	• Labor Day
• Presidents' Day	• Thanksgiving
• Good Friday	• Christmas
• Memorial Day

Nationwide also will not price purchase payments if:

1)	trading on the New York Stock Exchange is restricted;

2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or

3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.  If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.

Allocation of Purchase Payments

Nationwide allocates purchase payments to Sub-Accounts and/or Guaranteed Term Options as instructed by the Contract Owner.  Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.  Contract Owners can change allocations or make exchanges among the Sub-Accounts or Guaranteed Term Options.  However, no change may be made that would result in an amount less than 1% of the purchase payment being allocated to any Sub-Account.  Certain transactions may be subject to conditions imposed by the underlying mutual funds (see "Underlying Mutual Fund Restrictions" in the "Transfer Restrictions" section), as well as those set forth in the contract.

Determining the Contract Value

The Contract Value is the sum of:

1)	the value of amounts allocated to the Sub-Accounts of the Variable Account; and

2)	amounts allocated to a Guaranteed Term Option.

If part or all of the Contract Value is surrendered, or charges are assessed against the Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account and the Guaranteed Term Options based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to the underlying mutual funds are accounted for in Accumulation Units.  Accumulation Unit values (for each Sub-Account) are determined by calculating the net investment factor for the underlying mutual fund for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.  For each Sub-Account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.

The net investment factor is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

a)      is the sum of:

1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and

2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period); and

b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period; and

c)	is a factor representing the daily Variable Account charges, which may include charges for contract options chosen by the Contract Owner. The factor is equal to an annualized rate ranging from 1.20% to 2.80% of the Daily Net Assets of the Variable Account, depending on which contract features the Contract Owner chose.

Based on the net investment factor, the value of an Accumulation Unit may increase or decrease.  Changes in the net investment factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.

Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

1)	adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment); and

2)	adding any interest earned on the amounts allocated to any Guaranteed Term Option; and

3)	subtracting charges deducted in accordance with the contract.

Transfers

Prior to annuitization, Contract Owners may request to transfer allocations among the subaccounts at anytime.  Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

After annuitization, transfers may only be made on the anniversary of the Annuitization Date.  Guaranteed Term Options are not available after annuitization.

Transfer Requests

Contract Owners may submit transfer requests in writing, over the telephone, or via the internet.  Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may restrict or withdraw the telephone and/or internet transfer privilege at any time.

Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received.  However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next business day after the exchange request is received by Nationwide (see "Managers of Multiple Contracts").

Transfer Restrictions

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading").  A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract.  Short-term trading can result in:

•	the dilution of the value of the investors' interests in the underlying mutual fund;

•
underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.

Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful.  If we are unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.

Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account.  The fee is assessed against the amount transferred and is paid to the underlying mutual fund.  Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.  For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period).  For example, if a Contract Owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event.  A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made from a Guaranteed Term Option) will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.

In general, Nationwide will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events in one calendar quarter
Nationwide will mail a letter to the Contract Owner notifying them that:

• they have been identified as engaging in harmful trading practices; and

• if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.

For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1.  See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners.  These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail.  The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the internet or telephone.  However, transfer requests submitted by multi-contract advisors via the internet or telephone will not receive the next available Accumulation Unit value.  Rather, they will receive the Accumulation Unit value that is calculated on the following business day.

Transfer requests submitted under the one-day delay program are irrevocable.  Multi-contract advisors will receive advance notice of being subject to the one-day delay program.

Other Restrictions

Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request.  Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form.  In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf).  In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Underlying Mutual Fund Restrictions and Prohibitions

Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Nationwide Contract Owner;

2)	request the amounts and dates of any purchase, redemption, transfer or exchange request ("transaction information"); and

3)
instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).

Nationwide is required to provide such transaction information to the underlying mutual funds upon their request.  In addition, Nationwide is required to restrict or prohibit further purchases or exchange requests upon instruction from the underlying mutual fund.  Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or exchange requests.  If an underlying mutual fund refuses to accept a purchase or exchange request submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current underlying mutual fund allocation.

Right to Examine and Cancel

If the Contract Owner elects to cancel the contract, he/she may return it to Nationwide's home office within a certain period of time known as the "free look" period.  Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer.  For ease of administration, Nationwide will honor any free look cancellation that is received at Nationwide's home office or postmarked within 30 days after the contract issue date.  The contract issue date is the date the initial purchase payment is applied to the contract.

If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any withdrawals from the contract and applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract Value, less any withdrawals from the contract and applicable federal and state income tax withholding.

Where state law requires the return of purchase payments upon cancellation of the contract during the free look period, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.  After the free look period, Nationwide will reallocate the Contract Value among the Sub-Accounts based on the instructions contained on the application.  Where state law requires the return of Contract Value upon cancellation of the contract during the free look period, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.

Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation.  Any additional amounts refunded to the Contract Owner will be paid by Nationwide.

Surrender (Redemption) Prior to Annuitization

Contract Owners may surrender some or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant's death.  Surrender requests must be in writing and Nationwide may require additional information.  When taking a full surrender, the contract must accompany the written request.  Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the Sub-Accounts within 7 days.  However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer (See "Pricing").

Surrenders from the contract may be subject to federal income tax and/or a penalty tax.  See "Federal Income Taxes" in "Appendix C: Contract Types and Tax Information".

Partial Surrenders (Partial Redemptions)

Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Guaranteed Term Options.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

Partial Surrenders to Pay Investment Advisory Fees

Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee.  Investment advisors are not endorsed by or affiliated with Nationwide and Nationwide makes no representation as to their qualifications.  The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus.  Some Contract Owners authorize their investment advisor to take a partial surrender(s) from the contract in order to collect investment advisory fees.  Surrenders taken from this contract to pay advisory or investment management fees may be subject to income tax and/or tax penalties.

Full Surrenders (Full Redemptions)

The Contract Value upon full surrender may be more or less than the total of all purchase payments made to the contract.

The Contract Value will reflect:

•	Variable Account charges;

•	underlying mutual fund charges;

•	the investment performance of the underlying mutual funds;

•	any outstanding loan balance plus accrued interest; and

•	any amounts allocated to the Guaranteed Term Options plus or minus any market value adjustment.

Surrender (Redemption) After Annuitization

After the Annuitization Date, surrenders other than regularly scheduled annuity payments are not permitted.

Surrenders Under Certain Plan Types

Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

•	the participant dies;

•	the participants retires;

•	the participant terminates employment due to total disability; or

•	the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment.  All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met.  However, Contract Value may be transferred to other carriers.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940.  Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

Surrenders Under a Tax Sheltered Annuity

Contract Owners of a Tax Sheltered Annuity may surrender part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant's death, except as provided below:

A)
Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

2)
in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.

B)	The surrender limitations described in Section A also apply to:

1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

3)	all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

C)
Any distribution other than the above, including a 10 day free look cancellation of the contract (when available) may result in taxes, penalties and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a 10 day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions.  These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

Loan Privilege

The loan privilege is only available to owners of Tax Sheltered Annuities.  These Contract Owners can take loans from the Contract Value beginning 30 days after the contract is issued up to the Annuitization Date.  Loans are subject to the terms of the contract, the plan and the Internal Revenue Code.  Nationwide may modify the terms of a loan to comply with changes in applicable law.

Minimum and Maximum Loan Amounts

Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount.  Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer.  Loans may be taxable if a participant has additional loans from other plans.  The total of all outstanding loans must not exceed the following limits:

	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of Contract Value (not more than $10,000)
	$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
ERISA Plans	All	up to 50% of Contract Value (not more than $50,000*)

*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.

Maximum Loan Processing Fee

Nationwide charges a loan processing fee at the time each new loan is processed.  The loan processing fee will not exceed $25 per loan processed.  This fee compensates Nationwide for expenses related to administering and processing loans.

The fee is taken from the Sub-Accounts and Guaranteed Term Options in proportion to the Contract Value at the time the loan is processed.

How Loan Requests are Processed

All loans are made from the collateral Fixed Account.  Nationwide transfers Accumulation Units in proportion to the assets in each Sub-Account to the collateral Fixed Account until the requested amount is reached.  Any remaining required collateral will be transferred from the Guaranteed Term Options.  Transfers from the Guaranteed Term Options may be subject to a market value adjustment.

Loan Interest

The outstanding loan balance in the collateral Fixed Account is credited with interest until the loan is repaid in full.  The interest rate will be 2.25% less than the loan interest rate fixed by Nationwide.  The interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

Loan Repayment

Loans must be repaid in 5 years.  However, if the loan is used to purchase the Contract Owner's principal residence, the Contract Owner has 15 years to repay the loan.

Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan.  Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement.  Repayments are allocated to the Sub-Accounts in accordance with the contract, unless Nationwide and the Contract Owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000.  If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.

Distributions and Annuity Payments

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

•	the contract is surrendered;

•	the Contract Owner/Annuitant dies;

•	the Contract Owner who is not the Annuitant dies prior to annuitization; or

•	annuity payments begin.

Transferring the Contract

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

Grace Period and Loan Default

If a loan payment is not made when due, interest will continue to accrue.  A grace period may be available (please refer to the terms of the loan agreement).  If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower.  This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan.  Defaulted amounts, plus interest, are deducted from the Contract Value when the participant is eligible for a distribution of at least that amount.  Additional loans are not available while a previous loan is in default.

Assignment

Contract rights are personal to the Contract Owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract Owner may assign some or all rights under the contract.  An assignment must occur before annuitization while the Annuitant is alive.  The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at its home office before the Annuitization Date.  Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed.

Investment-only Contracts, IRAs, SEP IRAs, Roth IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment.  Nationwide is not liable for any payment or settlement made before the assignment is recorded.  Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.  Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Contract Owner Services

Asset Rebalancing

Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis.  Asset Rebalancing is not available for assets held in the Guaranteed Term Options.  Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner, manual transfers will not automatically terminate the program.  Requests for Asset Rebalancing must be on a Nationwide form.

Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide.  If the last day of the 3-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day.  Each Asset Rebalancing reallocation is considered a transfer event.

Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan.  Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs.  Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging

Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time.  Dollar Cost Averaging involves the automatic transfer of a specific amount from certain Sub-Accounts into other Sub-Accounts.  With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility.  Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.

Contract Owners direct Nationwide to automatically transfer specified amounts from the following Sub-Accounts:

•	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R

•	Ivy Funds Variable Insurance Portfolios, Inc. - Money Market

•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III

•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I

•	Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2008:

•	Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares

to any other Sub-Account(s).  Dollar Cost Averaging transfers may not be directed to Guaranteed Term Options.  Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the progam is requested.  Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.

Transfers may occur monthly or on another frequency if permitted by Nationwide.  Nationwide will process transfers until either the value in the originating investment option is exhausted, or the Contract Owner instructs Nationwide to stop the transfers.  When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise.  Dollar Cost Averaging transfers are not considered transfer events.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.

Nationwide is required by state law to reserve the right to postpone transfer of assets from the Fixed Account for a period of up to 6 months from the date of the transfer request.

Systematic Withdrawals

Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis.  Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.

The withdrawals will be taken from the Sub-Accounts proportionately unless Nationwide is instructed otherwise.  Systematic Withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner.  The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.

Nationwide reserves the right to stop establishing new Systematic Withdrawal programs.  Systematic Withdrawals are not available before the end of the 10 day free look period (see "Right to Examine and Cancel").

Annuity Commencement Date

The Annuity Commencement Date is the date on which annuity payments are scheduled to begin.  The Contract Owner may change the Annuity Commencement Date before annuitization.  This change must be in writing and approved by Nationwide.

Annuitizing the Contract

Annuitization Date

The Annuitization Date is the date that annuity payments begin.  Annuity payments will not begin until the Contract Owner affirmatively elects to begin annuity payments.  The Annuitization Date will be the first day of a calendar month unless otherwise agreed.  The Annuitization Date must be at least 2 years after the contract is issued, but may not be later than either:

•	the age (or date) specified in your contract; or

•	the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

The Internal Revenue Code may require that distributions be made prior to the Annuitization Dates specified above (see "Required Distributions" in "Appendix C: Contract Types and Tax Information").

Annuitization

Annuitization is the period during which annuity payments are received.  It is irrevocable once payments have begun.  Upon arrival of the Annuitization Date, the Annuitant must choose:

1)	an annuity payment option; and

2)	either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization.  Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the Contract Owner.

Fixed Payment Annuity

A fixed payment annuity is an annuity where the amount of the annuity payments remains level.

The first payment under a fixed payment annuity is determined on the Annuitization Date based on the Annuitant's age (in accordance with the contract) by:

1)	deducting applicable premium taxes from the total Contract Value; then

2)	applying the Contract Value amount specified by the Contract Owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise.  Nationwide does not credit discretionary interest during annuitization.

Variable Payment Annuity

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.  Variable annuity payments will vary depending on the performance of the underlying mutual funds selected.  The underlying mutual funds available during annuitization are those underlying mutual funds shown in the "Appendix A: Underlying Mutual Funds."

A variable payment annuity may not be elected when exercising a Guaranteed Minimum Income Benefit option.

The first payment under a variable payment annuity is determined on the Annuitization Date based on the Annuitant's age (in accordance with the contract) by:

1)	deducting applicable premium taxes from the total Contract Value; then

2)	applying the Contract Value amount specified by the Contract Owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of Annuity Units that will represent each monthly payment.  This is done by dividing the dollar amount of the first payment by the value of an Annuity Unit as of the Annuitization Date.  This number of Annuity Units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of Annuity Units by the Annuity Unit value for the Valuation Period in which the payment is due.  The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds.  Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for Sub-Accounts are determined by:

1)	multiplying the Annuity Unit value for the immediately preceding Valuation Period by the net investment factor for the subsequent Valuation Period (see "Determining the Contract Value"); and then

2)	multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity.  Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity.  An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments.  Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing.  Exchanges will occur on each anniversary of the Annuitization Date.

Frequency and Amount of Annuity Payments

Payments are made based on the annuity payment option selected, unless:

•	the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the Contract Value; or

•
an annuity payment would be less than $100, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $100.  Payments will be made at least annually.

Nationwide will send annuity payments no later than 7 days after each annuity payment date.

Guaranteed Minimum Income Benefit Options ("GMIBs")

GMIBs are only available for contracts issued prior to May 1, 2003, and must have been elected at the time of application.

A GMIB is a benefit which ensures the availability of a minimum amount when the Contract Owner wishes to annuitize the contract.  This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments.  The GMIB may provide protection in the event of lower Contract Values that may result from the investment performance of the contract.

How the Guaranteed Annuitization Value is Determined

There are two options available at the time of application.  The Guaranteed Annuitization Value is determined differently based on which option the Contract Owner elects.

Calculation Under GMIB Option 1

The Guaranteed Annuitization Value is equal to (a) - (b), but will never be greater than 200% of all purchase payments, where:

a)
is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the contract anniversary occurring immediately prior to the Annuitant's 86th birthday;

b)
is the reduction to (a) due to surrenders made from the contract.  All such reductions will be proportionately the same as reductions to the Contract Value caused by surrenders.  For example, a surrender which reduces the Contract Value by 25% will also reduce the Guaranteed Annuitization Value by 25%.

Calculation Under GMIB Option 2

The Guaranteed Annuitization Value will be equal to the highest Contract Value on any contract anniversary occurring prior to the Annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary.

When the Guaranteed Annuitization Value May Be Used

The Contract Owner may use the Guaranteed Annuitization Value by annuitizing the contract during the 30-day period following any contract anniversary:

1)	after the contract has been in effect for 7 years; and

2)	the Annuitant has attained age 60.

Annuity Payment Options that May Be Used With the Guaranteed Annuitization Value

The Contract Owner may elect any life contingent Fixed Payment Annuity Option calculated using the guaranteed annuity purchase rates set forth in the contract.  Such Fixed Annuity Payment Options include:

•	Life Annuity;

•	Joint and Last Survivor Annuity; and

•	Life Annuity with 120 or 240 Monthly Payments Guaranteed.

Other GMIB Terms and Conditions

**PLEASE READ CAREFULLY**

The GMIB is only available for contracts issued prior to May 1, 2003, and must have been elected at the time of application.

Important Considerations to Keep in Mind Regarding the GMIB Options
While a GMIB does provide a Guaranteed Annuitization Value, A GMIB MAY NOT BE APPROPRIATE FOR ALL INVESTORS.

♦ A GMIB DOES NOT in any way guarantee the performance of any underlying mutual fund, or any other investment option available under the contract.

♦ Once elected, the GMIB is irrevocable, meaning that even if the investment performance of underlying mutual funds or other available investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will still be assessed.

    ♦ The GMIB in no way restricts or limits the rights of Contract Owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using Contract Values that may be higher than the Guaranteed Annuitization Value.

    ♦ Please take advantage of the guidance of a qualified financial adviseradvisor in evaluating the GMIB options, and all other aspects of the contract.

    ♦ GMIB may not be approved in all state jurisdictions.

Annuity Payment Options

Contract Owners must elect an annuity payment option before the Annuitization Date.  The annuity payment options are:

1)
Life Annuity - An annuity payable periodically, but at least annually, for the lifetime of the Annuitant.  Payments will end upon the Annuitant's death.  For example, if the Annuitant dies before the 2nd annuity payment date, the Annuitant will receive only 1 annuity payment.  The Annuitant will only receive 2 annuity payments if he or she dies before the 3rd annuity payment date, and so on.

2)
Joint and Survivor Annuity - An annuity payable periodically, but at least annually, during the joint lifetimes of the Annuitant and a designated second individual.  If one of these parties dies, payments will continue for the lifetime of the survivor.  As is the case under Life Annuity, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the 2nd annuity payment date, the Annuitant will receive only 1 annuity payment. No death benefit payment will be paid.

3)
Life Annuity with 120 or 240 Monthly Payments Guaranteed - An annuity payable monthly during the lifetime of the Annuitant.  If the Annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the Annuitant at the time the annuity payment option was elected.

The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum.  The present value will be computed as of the date Nationwide receives the notice of the Annuitant's death.

If the Annuitant does not elect an annuity payment option, a variable payment life annuity with a guarantee period of 240 months will be assumed as the automatic form of payment upon annuitization.  Once elected or assumed, the annuity payment option may not be changed.

Not all of the annuity payment options may be available in all states.  Contract Owners may request other options before the Annuitization Date.  These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected.  IRAs and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

Death Benefits

Upon Death

If death occurs before Annuitization:

If the deceased is the …	and …	and …	then the …
Contract Owner	The Contract Owner is not the Annuitant	There is a surviving joint owner	Surviving joint owner becomes the Contract Owner and no death benefit is paid.
Contract Owner	The Contract Owner is not the Annuitant	There is a contingent owner but no surviving joint owner	Contingent owner becomes the Contract Owner and no death benefit is paid.
Contract Owner	The Contract Owner is not the Annuitant	There is no surviving joint owner or surviving contingent owner	Estate of the last surviving Contract Owner becomes the new Contract Owner and no death benefit is paid.
Contract Owner	The Contract Owner is the Annuitant	There is a surviving joint owner	Death benefit is paid to the surviving joint owner.
Contract Owner	The Contract Owner is the Annuitant	There is no surviving joint owner	Death benefit is paid to the beneficiary.
Contract Owner	The Contract Owner is the Annuitant	There is no surviving joint owner and no surviving beneficiary	Death benefit is paid to the contingent beneficiary.
Contract Owner	The Contract Owner is the Annuitant	There is no surviving joint owner, no surviving beneficiary and no surviving contingent beneficiary	Death benefit is paid to the estate of the Contract Owner.
Annuitant	The Annuitant is not the Contract Owner	There is a surviving contingent annuitant	Surviving contingent annuitant becomes the Annuitant and no death benefit is paid.
Annuitant	The Annuitant is not the Contract Owner	There is no surviving contingent annuitant	Death benefit is paid to the beneficiary.
Annuitant	The Annuitant is not the Contract Owner	There is no surviving contingent annuitant, no surviving beneficiary	Death benefit is paid to contingent beneficiary.
Annuitant	The Annuitant is not the Contract Owner	There is no surviving contingent annuitant, no surviving beneficiary and no surviving contingent beneficiary	Death benefit is paid to the Contract Owner.
Annuitant	The Annuitant is not the Contract Owner	There is no surviving contingent annuitant, no surviving beneficiary, no surviving contingent beneficiary and no surviving Contract Owner	Death benefit is paid to the last surviving Contract Owner's estate.

If the Contract Owner and Annuitant are the same, and the Contract Owner/Annuitant dies before the Annuitization Date, then the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

If more than one beneficiary survives the Annuitant, each beneficiary will share equally unless otherwise specified in the beneficiary designation on the contract application.  If more than one contingent beneficiary survives the Annuitant, each contingent beneficiary will share equally unless otherwise specified in the beneficiary designation on the contract application.

If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will be paid to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

The beneficiary may elect to receive the death benefit:

1)	in a lump sum;

2)	as an annuity; or

3)	in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the Annuitant's death.  If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum.

Distributions will be made pursuant to the "Required Distributions" provisions in "Appendix C: Contract Types and Tax Information."

If death occurs after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death Benefit Payment

Contract Owners may select an optional death benefit at the time of application (not all death benefit options may be available in all states).  If no optional death benefit is elected at the time of application, the death benefit will be the standard contractual death benefit.

The death benefit value is determined as of the date Nationwide receives:

1)	proper proof of the Annuitant's death;

2)	an election specifying the distribution method; and

3)	any state required form(s).

Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.  Nationwide will pay (or will begin to pay) the death benefit upon receiving proof of death and the instructions as to the payment of the death benefit.

If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with instructions for payment of death benefit proceeds.

After the first beneficiary provides these instructions, the variable portion of the Contract Value for all beneficiaries will be allocated to the available money market Sub-Account until instructions are received from the beneficiary(ies) to allocate their Contract Value in another manner.  Any Contract Value allocated to the GTO will remain invested and will not be allocated to the available money market Sub-Account.

Standard Contractual Death Benefit

If the Annuitant dies before the Annuitization Date, the death benefit will be the greater of:

1)	the Contract Value; or

2)	the total of all purchase payments made to the contract, less an adjustment for amounts surrendered.

The adjustment for amounts surrendered will reduce item (2) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

One-Year Enhanced Death Benefit with Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the One-Year Enhanced Death Benefit with Spousal Protection Option.

If this option is elected and the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:

1)	the Contract Value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)
the highest Contract Value on any contract anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

This optional benefit includes a Spousal Protection Feature, discussed earlier in this prospectus.

One-Year Step Up Death Benefit Option

Until state approval is received for the One-Year Enhanced Death Benefit with Spousal Protection Option, an applicant can elect the One-Year Step Up Death Benefit Option.

If this option is elected and the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:

1)	the Contract Value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)
the highest Contract Value on any contract anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

This death benefit option may be elected along with the 5% Enhanced Death Benefit Option, in which case the death benefit will be the greater of the two benefits.

Greater of One-Year or 5% Enhanced Death Benefit and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Spousal Protection Option.

If this option is elected and the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:

1)	the Contract Value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered;

3)
the highest Contract Value on any contract anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

4)	the 5% Interest Anniversary Value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

The 5% Interest Anniversary Value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the Annuitant's 86th birthday.  Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered.  The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% Interest Anniversary Value in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

This optional benefit includes a Spousal Protection Feature, discussed earlier in this prospectus.

5% Enhanced Death Benefit Option

Until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Spousal Protection Option, an applicant can elect the 5% Enhanced Death Benefit Option.

If this option is elected and the Annuitant dies before the Annuitization Date, the death benefit will be the greater of:

1)	the Contract Value; or

2)
the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered.  The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

This death benefit option may be elected along with the One-Year Step Up Death Benefit Option, in which case the death benefit will be the greater of the 2 benefits.

Statements and Reports

Nationwide will mail Contract Owners statements and reports.  Therefore, Contract Owners should promptly notify Nationwide of any address change.

These mailings will contain:

•	statements showing the contract's quarterly activity;

•
confirmation statements showing transactions that affect the contract's value.  Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs).  Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and

•	semi-annual and annual reports of allocated underlying mutual funds.

Contract Owners can receive information from Nationwide faster and reduce the amount of mail they receive by signing up for Nationwide's eDelivery program.  Nationwide will notify Contract Owners by email when important documents (statements, prospectuses and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to www.nationwide.com/login.

Contract Owners should review statements and confirmations carefully.  All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract.  Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s).  Household delivery will continue for the life of the contracts.  A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by calling 1-866-223-0303 or by writing to the address on page 1 of this prospectus.  Nationwide will reinstitute individual delivery within 30 days after receiving such notification.

Legal Proceedings

Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996.  NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base.  NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.

The Company is a subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. The Company's litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings also could affect the outcome of one or more of the Company's litigations matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. Management believes, however, that based on their currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's consolidated financial position or results of operations in a particular quarter or annual period.

The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies, including the Securities and Exchange Commission, and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, compensation, the allocation of compensation, revenue sharing and bidding arrangements, market-timing, anticompetitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, and the use of side agreements and finite reinsurance agreements. The Company is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC's operations.

A promotional and marketing arrangement associated with the Company's offering of a retirement plan product and related services in Alabama was investigated by the Alabama Attorney General, which assumed the investigation from the Alabama Securities Commission. On October 27, 2010, the State Attorney General announced a settlement agreement, subject to court approval, between the Company and the State of Alabama, the Alabama Department of Insurance, the Alabama Securities Commission, and the Alabama State Personnel Board. If the court approves the settlement agreement, the Company currently expects that the settlement will not have a material adverse impact on its consolidated financial position. It is not possible to predict what effect, if any, the settlement may have on the Company's retirement plan operations with respect to promotional and marketing arrangements in general in the future.

On September 10, 2009, Nationwide Retirement Solutions, Inc. (NRS) was named in a lawsuit filed in the Circuit Court for Montgomery County, Alabama entitled Twanna Brown, Individually and on behalf of all other persons in Alabama who are similarly situated, v Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc., Edwin "Mac" McArthur, Steve Walkley, Glenn Parker, Ulysses Lavender, Diana McLain, Randy Hebson, and Robert Wagstaff; and Unknown Defendants A-Z. On February 17, 2010, Brown filed an Amended Complaint alleging in Count One, that all the defendants were involved in a civil conspiracy and seeks to recover actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Two, although NRS is not named, it is alleged that the remaining defendants breached their fiduciary duties and seeks actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Three, although NRS is not named, the plaintiff seeks declaratory relief that the individual defendants breached their fiduciary duties, seeks injunctive relief permanently removing said defendants from their respective offices in the Alabama State Employees Association (ASEA) and PEBCO and costs and attorneys fees. In Count Four, it alleges that any money Nationwide paid belonged exclusively to ASEA for the use and benefit of its membership at large and not for the personal benefit of the individual defendants. Plaintiff seeks to recover actual damages from the individual defendants, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. On March 10, 2011, the plaintiff filed a Notice of Dismissal. The Company continues to defend this case vigorously.

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the ASEA Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members. The class period is from November 20, 2001 to the date of trial. In the second amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract. The second amended class action complaint seeks a disgorgement of amounts paid, compensatory damages and punitive damages, plus interest, attorneys' fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled. On April 2, 2010, NRS and NLIC filed an answer. On June 4, 2010, the plaintiffs filed a motion for class certification. On July 8, 2010, the defendants filed their briefs in opposition to plaintiffs' motion for class certification. On October 17, 2010, Twanna Brown filed a motion to intervene in this case. On October 22, 2010, the parties to this action executed a stipulation of settlement that agrees to certify a class for settlement purposes only, that provides for payments to the settlement class, and that provides for releases, certain bar orders, and dismissal of the case, subject to the Circuit Courts' approval. After a hearing on November 5, 2010, on November 9, 2010, the Court denied Brown's motion to intervene. On November 13, 2010, the Court issued a Preliminary Approval Order and held a Settlement Fairness Hearing on January 26, 2011. On November 22, 2010, Brown filed a Notice of Appeal with the Supreme Court of Alabama, appealing the Preliminary Approval Order. On January 25, 2011, the Alabama Supreme Court dismissed the appeal. Class notices were sent out on November 24, 2010. On December 3, 2010, Brown filed a motion with the trial court to stay this case. On December 22, 2010, Brown filed with the Alabama

Supreme Court, a motion to stay all further Gwin trial court proceedings until Ms. Brown's appeal of the certification order is decided. On January 25, 2011, the Alabama Supreme Court denied Brown's motion to stay. On February 28, 2011, the Court entered its Order permitting ASEA/PEBCO to assert indemnification claims for attorneys' fees and costs, but barring them from asserting any other claims for indemnification. On March 3, 2011, ASEA and PEBCO filed a cross claim against NLIC and NRS seeking indemnification. On March 9, 2011, the Court severed the cross claim. NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on Behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et al. The plaintiffs seek to represent a class of all current or former NEA members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries). The plaintiffs allege that the defendants violated ERISA by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties. The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On May 23, 2008, the Court granted the defendants' motion to dismiss. On June 19, 2008, the plaintiffs filed a notice of appeal. On December 20, 2010, the 9th Circuit Court of Appeals affirmed the dismissal of this case and entered judgment. The plaintiffs did not file a writ of certiorari with the US Supreme Court. NLIC intends to continue to defend this case vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under ERISA that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On November 6, 2009, the Court granted the plaintiff's motion for class certification and certified a class of "All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009". On October 20, 2010, the Second Circuit Court of Appeals granted NLIC's 23(f) petition agreeing to hear an appeal of the District Court's order granting class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On October 27, 2010, the District Court stayed the underlying action pending a decision from the Second Circuit Court of Appeals. On March 2, 2011, the Company filed its brief in the 2nd Circuit Court of Appeals. NLIC continues to defend this lawsuit vigorously.

On May 14, 2010, NLIC was named in a lawsuit filed in the Western District of New York entitled Sandra L. Meidenbauer, on behalf of herself and all others similarly situated v. Nationwide Life Insurance Company. The plaintiff claims to represent a class of all individuals who purchased a variable life insurance policy from NLIC during an unspecified period. The complaint claims breach of contract, alleging that NLIC charged excessive monthly deductions and costs of insurance resulting in reduced policy values and, in some cases, premature lapsing of policies. The complaint seeks reimbursement of excessive charges, costs, interest, attorney's fees, and other relief. NLIC filed a motion to dismiss the complaint on July 23, 2010. NLIC filed a motion to disqualify the proposed class representative on August 27, 2010. Plaintiff filed a motion to amend the complaint on September 17, 2010, and NLIC filed an opposition to the motion to amend on November 2, 2010. Those motions have been fully briefed. NLIC continues to vigorously defend this case.

On October 22, 2010, NRS was named in a lawsuit filed in the United States District Court, Middle District of Florida, Orlando Division entitled Camille McCullough, and Melanie Monroe, Individually and on behalf of all others similarly situated v. National Association of Counties, NACo Research Foundation, NACo Financial Services Corp., NACo Financial Center, and Nationwide Retirement Solutions, Inc. The Plaintiffs' First Amended Class Action Complaint and Demand for Jury Trial was filed on February 18, 2011. If the Court determines that the Plan is governed by ERISA, then Plaintiffs seek to represent a class of "All natural persons in the United States who are currently employed or previously were employed at any point during the six years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in the Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc." If the Court determines that the Plan is not governed by ERISA, then the Plaintiffs seek to represent a class of "All natural persons in the United States who are currently employed or previously were employed at any point during the four years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in a Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of

Counties and administered by Nationwide Retirement Solutions, Inc." The First Amended Complaint alleges ERISA Violation, Breach of Fiduciary Duty - NACo, Aiding and Abetting Breach of Fiduciary Duty - Nationwide, Breach of Fiduciary Duty - Nationwide, and Aiding and Abetting Breach of Fiduciary Duty - NACo. The First Amended Complaint asks for actual damages, lost profits, lost opportunity costs, restitution, and/or other injunctive or other relief, including without limitation (a) ordering Nationwide and NACo to restore all plan losses, (b) ordering Nationwide to refund all fees associated with Nationwide's Plan to Plaintiffs and Class members, (c) ordering NACo and Nationwide to pay the expenses and losses incurred by Plaintiffs and/or any Class member as a proximate result of Defendants' breaches of fiduciary duty, (d) forcing NACo to forfeit the fees that NACo received from Nationwide for promoting and endorsing its Plan and disgorging all profits, benefits, and other compensation obtained by NACo from its wrongful conduct, and (e) awarding Plaintiff and Class members their reasonable and necessary attorney's fees and cost incurred in connection with this suit, punitive damages, and pre-judgment and post judgment interest, at the highest rates allowed by law, on the damages awarded. On March 21, 2011, the Company filed a motion to dismiss the plaintiffs' first amended complaint. The Company intends to defend this case vigorously.

On December 27, 2006, NLIC and NRS were named as defendants in a lawsuit filed in Circuit Court, Cole County Missouri entitled State of Missouri, Office of Administration, and Missouri State Employees Deferred Comp Plan v NLIC and NRS. The complaint seeks recovery for breach of contract and breach of the implied covenant of good faith and fair dealing against NLIC and NRS as well as a breach of fiduciary duty against NRS. The complaint seeks to recover the amount of the market value adjustment withheld by NLIC ($18,586,380), prejudgment interest, loss of investment income from ING due to Nationwide's assessment of the market value adjustment, and an accounting. On March 8, 2007 the Company filed a motion to remove this case from state court to federal court in Missouri. On March 20, 2007 the State filed a motion to remand to state court and to stay court order. On April 3, 2007 the case was remanded to state court. On June 25, 2007 the Companies filed an Answer. On October 16, 2009, the plaintiff filed a partial motion for summary judgment. On November 20, 2009, the Companies filed a response to the plaintiff's motion for summary judgment and also filed a motion for summary judgment on behalf of the Companies. On February 26, 2010, the court denied Missouri's partial motion for summary judgment and granted Nationwide's motion for summary judgment and dismissed the case. On March 8, 2011, the Missouri Court of Appeals reversed the granting of Nationwide's motion for summary judgment and directed the trial court to enter judgment in favor of the State and against Nationwide in the amount of $18,586,380, plus statutory interest at the rate of 9% per annum from June 2, 2006. On March 22, 2011, the Companies filed with the Missouri Court of Appeals, a motion for rehearing and an application for transfer to the Supreme Court of Missouri. The Companies intend to defend this case vigorously.

The general distributor, NISC, is not engaged in any litigation of any material nature.

To learn more about this product, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus.  For a free copy of the SAI and to request other information about this product please call our Service Center at 1-800-848-6331 (TDD 1-800-238-3035) or write to us at Nationwide Life Insurance Company, 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus.  The SEC maintains an internet website (http://www.sec.gov) that contains the SAI and other information about us and the product.  Information about us and the product (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No. 811-08241

Securities Act of 1933 Registration File No. 333-52579

Appendix A: Underlying Mutual Funds

Below is a list of the available Sub-Accounts and information about the corresponding underlying mutual funds in which they invest.  The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.  Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund corresponding to this Sub-Account assesses (or reserves the right to assess) a short-term trading fee (see "Short-Term Trading Fees" earlier in the prospectus).
FF:
The underlying mutual fund corresponding to this Sub-Account primarily invests in other mutual funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds.  Please refer to the prospectus for this underlying mutual fund for more information.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC; BlackRock International Limited
Investment Objective:	Seeks high total investment return.

Credit Suisse Trust - International Equity Flex III Portfolio
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Advisor:	Credit Suisse Asset Management, LLC
Investment Objective:	Capital appreciation.

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Mellon Capital Management
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.

Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	Capital growth with current income as a secondary goal.

Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	Long-term capital growth consistent with the preservation of capital.

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.
Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2007
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.
Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Long-term growth of capital.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Long-term capital growth.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Long-term capital growth.
Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Templeton Asset Management, Ltd.
Investment Objective:	Long-term capital appreciation.
Designation: STTF

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.
Designation: STTF

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Designation: STTF

Invesco - Invesco V.I. Capital Appreciation Fund: Series II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.

Invesco - Invesco V.I. Capital Development Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	High total return over the long run.

Janus Aspen Series - Forty Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Global Technology Portfolio: Service II Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Designation: STTF

Janus Aspen Series - Global Technology Portfolio: Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Overseas Portfolio: Service II Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Designation: STTF

Janus Aspen Series - Overseas Portfolio: Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	Capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.

MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund’s investment objective is to seek capital appreciation. MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Growth Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.

Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund seeks to provide high total return (including income and capital gains) consistent with the preservation of capital over the long term.

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund seeks to maximize an investors level of current income and preserve the investor's capital.

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation through stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation principally through investment in stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund seeks returns from both capital gains as well as income generated by dividends paid by stock issuers.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Designation: STTF

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The Fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Baring International Investment Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Baring International Investment Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks as high level of income as is consistent with the preserving of capital.

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (formerly, Nationwide Variable Insurance Trust - Gartmore NVIT International Equity Fund: Class I)

This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III (formerly, Nationwide Variable Insurance Trust - Gartmore NVIT International Equity Fund: Class III)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI, Inc. Europe, Australasia and Far East Index (“MSCI EAFE»Index”) as closely as possible before the deduction of Fund expenses.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.

Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Winslow Capital Management, Inc.; Neuberger Berman Management Inc. and Wells Capital Management, Inc.;
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Goldman Sachs Asset Management, L.P.; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2010
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Goldman Sachs Asset Management, L.P.; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective April 24, 2009
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Columbia Management Investment Advisers, LLC; Thompson, Siegel & Walmsley LLC
Investment Objective:	The fund seeks long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Waddell & Reed Investment Management Company; OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Morgan Stanley Investment Management; Neuberger Berman Management, Inc.; Putnam Investment Management, LLC; and Waddell & Reed Investment Management Company
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc. and Diamond Hill Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Morgan Stanley Investment Management, Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.

Nationwide Variable Insurance Trust - NVIT Worldwide Leaders Fund: Class I (formerly, Nationwide Variable Insurance Trust - Gartmore NVIT Worldwide Leaders Fund: Class I)

This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2003
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Worldwide Leaders Fund: Class III (formerly, Nationwide Variable Insurance Trust - Gartmore NVIT Worldwide Leaders Fund: Class III)

This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2011
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - Oppenheimer NVIT Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Designation: STTF

Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth.

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term growth by investing primarily in securities of companies that meet financial criteria and social policy.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation  possibilities.

Designation: STTF

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2003
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.
Designation: STTF

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2007
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares (formerly, Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares)
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Investment Services
Investment Objective:	Long-term capital appreciation.

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
Designation: STTF

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Designation: STTF

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management Inc.
Investment Objective:	Long-term capital appreciation.

Appendix B: Condensed Financial Information (BOA)

The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.20%) and contracts with all optional benefits available on December 31, 2009 (the maximum Variable Account charge of 2.80%).  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only.  Should the Variable Account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:

calling:                 1-800-848-6331, TDD 1-800-238-3035
writing:                 Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522
checking
online at:              www.nationwide.com

No Optional Benefits Elected (Total 1.20%)
(Variable account charges of 1.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	8.744818	10.937267	25.07%	64,566	2010
	6.204371	8.744818	40.95%	41,149	2009
	10.000000	6.204371	-37.96%	41,999	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	12.349734	12.826176	3.86%	674,489	2010
	11.341243	12.349734	8.89%	691,028	2009
	11.664298	11.341243	-2.77%	648,504	2008
	10.782991	11.664298	8.17%	617,795	2007
	10.743070	10.782991	0.37%	620,296	2006
	10.705893	10.743070	0.35%	1,006,447	2005
	10.240855	10.705893	4.54%	936,508	2004
	10.000000	10.240855	2.41%	243,075	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	11.729347	13.228101	12.78%	249,304	2010
	10.052611	11.729347	16.68%	329,607	2009
	15.554749	10.052611	-35.37%	410,167	2008
	15.755326	15.554749	-1.27%	523,547	2007
	13.618988	15.755326	15.69%	676,341	2006
	13.173845	13.618988	3.38%	796,076	2005
	11.800602	13.173845	11.64%	964,548	2004
	9.233496	11.800602	27.80%	1,046,056	2003
	11.591056	9.233496	-20.34%	1,224,719	2002
	12.802086	11.591056	-9.46%	1,377,248	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.247605	12.074087	17.82%	152,033	2010
	7.981902	10.247605	28.39%	215,961	2009
	10.679075	7.981902	-25.26%	187,451	2008
	11.064576	10.679075	-3.48%	140,010	2007
	10.000000	11.064576	10.65%	65,234	2006*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.080182	13.100288	8.44%	353,567	2010
	10.000000	12.080182	20.80%	230,448	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.102183	11.201853	10.89%	8,708	2010
	10.000000	10.102183	1.02%	3,494	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.369464	15.377498	24.32%	127,096	2010
	10.013642	12.369464	23.53%	129,925	2009
	14.670723	10.013642	-31.74%	251,070	2008
	14.947780	14.670723	-1.85%	192,467	2007
	13.223234	14.947780	13.04%	246,690	2006
	12.480627	13.223234	5.95%	272,374	2005
	10.364013	12.480627	20.42%	388,384	2004
	7.613403	10.364013	36.13%	373,575	2003
	10.000000	7.613403	-23.87%	78,616	2002*

Dreyfus Socially Responsible Growth Fund Inc.: Initial Shares - Q/NQ	10.182340	11.550728	13.44%	93,249	2010
	7.705099	10.182340	32.15%	103,891	2009
	11.892933	7.705099	-35.21%	127,095	2008
	11.168633	11.892933	6.49%	179,811	2007
	10.351504	11.168633	7.89%	228,859	2006
	10.111287	10.351504	2.38%	299,218	2005
	9.635655	10.111287	4.94%	479,568	2004
	7.739942	9.635655	24.49%	517,520	2003
	11.025487	7.739942	-29.80%	597,585	2002
	14.414394	11.025487	-23.51%	770,125	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	11.595206	13.156042	13.46%	2,215,924	2010
	9.289668	11.595206	24.82%	2,248,660	2009
	14.958510	9.289668	-37.90%	2,565,023	2008
	14.385200	14.958510	3.99%	3,073,234	2007
	12.605780	14.385200	14.12%	3,437,429	2006
	12.186711	12.605780	3.44%	3,986,409	2005
	11.148445	12.186711	9.31%	4,780,486	2004
	8.790442	11.148445	26.82%	5,185,679	2003
	11.460136	8.790442	-23.30%	5,523,412	2002
	13.209188	11.460136	-13.24%	6,231,637	2001

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	12.797113	14.580318	13.93%	272,659	2010
	10.568422	12.797113	21.09%	282,514	2009
	15.183971	10.568422	-30.40%	341,135	2008
	14.346155	15.183971	5.84%	321,599	2007
	12.465876	14.346155	15.08%	454,697	2006
	12.087664	12.465876	3.13%	577,065	2005
	11.646776	12.087664	3.79%	707,308	2004
	9.728623	11.646776	19.72%	906,739	2003
	11.823034	9.728623	-17.71%	767,694	2002
	13.195948	11.823034	-10.40%	803,464	2001

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	15.232405	16.329532	7.20%	686,775	2010
	12.801405	15.232405	18.99%	810,910	2009
	13.975403	12.801405	-8.40%	999,169	2008
	13.423384	13.975403	4.11%	1,148,323	2007
	13.044103	13.423384	2.91%	1,339,470	2006
	13.033001	13.044103	0.09%	1,880,752	2005
	12.730457	13.033001	2.38%	2,165,089	2004
	12.313044	12.730457	3.39%	2,970,535	2003
	11.401464	12.313040	8.00%	3,228,418	2002
	10.684388	11.401464	6.71%	2,254,148	2001

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2010 Portfolio: Service Class - Q/NQ	10.252378	11.419590	11.38%	98,268	2010
	8.358168	10.252378	22.66%	69,888	2009
	11.291189	8.358168	-25.98%	85,647	2008
	10.519576	11.291189	7.34%	26,270	2007
	10.000000	10.519576	5.20%	8,455	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2020 Portfolio: Service Class - Q/NQ	9.702572	10.978165	13.15%	30,486	2010
	7.625956	9.702572	27.23%	18,789	2009
	11.471058	7.625956	-33.52%	13,124	2008
	10.539579	11.471058	8.84%	59,957	2007
	10.000000	10.539579	5.40%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2030 Portfolio: Service Class - Q/NQ	9.214958	10.561122	14.61%	5,848	2010
	7.097840	9.214958	29.83%	4,391	2009
	11.601646	7.097840	-38.82%	8,069	2008
	10.559747	11.601646	9.87%	12,684	2007
	10.000000	10.559747	5.60%	3,229	2006*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	8.867305	10.439308	17.73%	225,740	2010
	6.081720	8.867305	45.80%	280,753	2009
	13.500848	6.081720	-54.95%	218,128	2008
	9.383035	13.500848	43.89%	277,389	2007
	10.000000	9.383035	-6.17%	62,767	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	13.092259	14.886926	13.71%	1,114,441	2010
	10.190835	13.092259	28.47%	1,307,220	2009
	18.002932	10.190835	-43.39%	1,579,722	2008
	17.968073	18.002932	0.19%	2,065,849	2007
	15.144659	17.968073	18.64%	2,600,880	2006
	14.493567	15.144659	4.49%	3,129,168	2005
	13.170455	14.493567	10.05%	3,750,760	2004
	10.236736	13.170455	28.66%	4,198,863	2003
	12.483021	10.236736	-17.99%	3,759,981	2002
	13.313013	12.483021	-6.23%	3,313,379	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	10.600829	12.993343	22.57%	824,683	2010
	8.372807	10.600829	26.61%	987,979	2009
	16.060924	8.372807	-47.87%	1,232,076	2008
	12.813873	16.060924	25.34%	1,563,356	2007
	12.151083	12.813873	5.45%	1,749,896	2006
	11.638000	12.151083	4.41%	2,222,758	2005
	11.407069	11.638000	2.02%	2,985,658	2004
	8.695091	11.407069	31.19%	3,893,831	2003
	12.608518	8.695091	-31.04%	4,193,087	2002
	15.512519	12.608518	-18.72%	5,367,579	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	12.165048	13.676299	12.42%	291,939	2010
	8.563916	12.165048	42.05%	373,506	2009
	11.567096	8.563916	-25.96%	432,182	2008
	11.405362	11.567096	1.42%	607,521	2007
	10.382924	11.405362	9.85%	1,486,098	2006
	10.250064	10.382924	1.30%	2,014,138	2005
	9.477262	10.250064	8.15%	2,623,468	2004
	7.554754	9.477262	25.45%	4,691,548	2003
	7.379494	7.554754	2.37%	2,584,236	2002
	8.478210	7.379494	-12.96%	1,809,746	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.335924	11.607104	12.30%	2,499,693	2010
	7.268321	10.335924	42.21%	498,535	2009
	9.806038	7.268321	-25.88%	524,743	2008
	10.000000	9.806038	-1.94%	222,668	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	12.199820	12.979067	6.39%	726,082	2010
	10.674834	12.199820	14.29%	818,555	2009
	11.178437	10.674834	-4.51%	519,198	2008
	10.857668	11.178437	2.95%	350,720	2007
	10.536126	10.857668	3.05%	315,622	2006
	10.446445	10.536126	0.86%	277,105	2005
	10.135570	10.446445	3.07%	260,114	2004
	10.000000	10.135570	1.36%	127,064	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.303679	11.830540	27.16%	322,728	2010
	6.725459	9.303679	38.34%	284,251	2009
	11.253265	6.725459	-40.24%	262,245	2008
	9.863182	11.253265	14.09%	327,147	2007
	10.000000	9.863182	-1.37%	249,682	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	13.555045	15.132512	11.64%	153,129	2010
	10.850910	13.555045	24.92%	179,400	2009
	19.565247	10.850910	-44.54%	207,920	2008
	16.896770	19.565247	15.79%	255,347	2007
	14.499246	16.896770	16.54%	295,835	2006
	12.334722	14.499246	17.55%	364,353	2005
	11.000744	12.334722	12.13%	414,556	2004
	7.775040	11.000744	41.49%	502,898	2003
	9.879361	7.775040	-21.30%	658,946	2002
	12.702222	9.879361	-22.22%	1,245,153	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	13.489945	15.062151	11.65%	208,501	2010
	10.794322	13.489945	24.97%	282,336	2009
	19.467718	10.794322	-44.55%	339,682	2008
	16.809880	19.467718	15.81%	427,602	2007
	14.424335	16.809880	16.54%	483,381	2006
	12.275838	14.424335	17.50%	630,854	2005
	10.947388	12.275838	12.13%	685,014	2004
	7.734738	10.947388	41.54%	553,471	2003
	10.000000	7.734738	-22.65%	267,256	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	11.906264	14.875465	24.94%	40,781	2010
	7.656370	11.906264	55.51%	54,009	2009
	15.872344	7.656370	-51.76%	51,592	2008
	15.214228	15.872344	4.33%	90,482	2007
	13.252038	15.214228	14.81%	117,172	2006
	13.078442	13.252038	1.33%	237,304	2005
	11.612918	13.078442	12.62%	222,842	2004
	7.448995	11.612918	55.90%	354,501	2003
	10.000000	7.448995	-25.51%	104,063	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.619457	11.821730	11.32%	668,605	2010
	7.926819	10.619457	33.97%	533,630	2009
	11.405666	7.926819	-30.50%	599,687	2008
	11.126930	11.405666	2.51%	682,436	2007
	10.000000	11.126930	11.27%	379,194	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	8.277889	10.486815	26.68%	149,004	2010
	6.487052	8.277889	27.61%	154,238	2009
	9.802409	6.487052	-33.82%	245,245	2008
	10.164026	9.802409	-3.56%	140,280	2007
	10.000000	10.164026	1.64%	123,976	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.496860	9.255758	8.93%	30,871	2010
	6.602655	8.496860	28.69%	6,713	2009
	10.000000	6.602655	-33.97%	30,465	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.826778	12.570352	16.10%	151,576	2010
	6.347673	10.826778	70.56%	99,801	2009
	13.575240	6.347673	-53.24%	72,523	2008
	10.676971	13.575240	27.15%	109,119	2007
	10.000000	10.676971	6.77%	58,096	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.892389	10.595408	7.11%	48,099	2010
	7.297905	9.892389	35.55%	66,494	2009
	12.392141	7.297905	-41.11%	104,479	2008
	10.865204	12.392141	14.05%	100,081	2007
	10.000000	10.865204	8.65%	11,057	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	14.113920	15.949762	13.01%	421,449	2010
	12.036200	14.113920	17.26%	399,267	2009
	11.470459	12.036200	4.93%	335,052	2008
	10.456863	11.470459	9.69%	307,898	2007
	10.000000	10.456863	4.57%	126,814	2006*

Invesco Funds - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	7.377654	8.397536	13.82%	4,142	2010
	6.185696	7.377654	19.27%	4,142	2009
	10.912533	6.185696	-43.32%	3,873	2008
	9.885895	10.912533	10.38%	4,327	2007
	10.000000	9.885895	-1.14%	2,237	2006*

Invesco Funds - Invesco V.I. Capital Development Fund: Series II - Q/NQ	8.073745	9.450422	17.05%	13,650	2010
	5.755196	8.073745	40.29%	81,901	2009
	11.017691	5.755196	-47.76%	34,976	2008
	10.088107	11.017691	9.21%	41,123	2007
	10.000000	10.088107	0.88%	32,082	2006*

Ivy Funds Variable Asset Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	21.835756	23.445457	7.37%	110,117	2010
	17.674192	21.835756	23.55%	73,910	2009*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	9.292757	9.776182	5.20%	644,835	2010
	6.441522	9.292757	44.26%	782,979	2009
	11.707458	6.441522	-44.98%	868,601	2008
	8.673028	11.707458	34.99%	875,530	2007
	8.044709	8.673028	7.81%	954,051	2006
	7.233815	8.044709	11.21%	1,249,001	2005
	6.206483	7.233815	16.55%	1,553,666	2004
	5.224689	6.206483	18.79%	1,959,393	2003
	6.290120	5.224689	-16.94%	2,427,101	2002
	8.145127	6.290120	-22.72%	3,326,994	2001

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	12.478522	15.351577	23.02%	40,093	2010
	8.039786	12.478522	55.21%	55,850	2009
	14.504483	8.039786	-44.57%	52,344	2008
	12.058365	14.504483	20.29%	56,771	2007
	11.306670	12.058365	6.65%	54,908	2006
	10.279283	11.306670	9.99%	60,349	2005
	10.317923	10.279283	-0.37%	122,486	2004
	7.097740	10.317923	45.37%	101,800	2003
	10.000000	7.097740	-29.02%	64,729	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	4.097605	5.036169	22.91%	141,750	2010
	2.643381	4.097605	55.01%	253,456	2009
	4.775364	2.643381	-44.65%	287,640	2008
	3.971844	4.775364	20.23%	348,257	2007
	3.728118	3.971844	6.54%	436,999	2006
	3.382577	3.728118	10.22%	559,788	2005
	3.404379	3.382577	-0.64%	736,437	2004
	2.352398	3.404379	44.72%	981,046	2003
	4.030994	2.352398	-41.64%	1,284,653	2002
	6.509446	4.030994	-38.07%	3,050,682	2001

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	24.131758	29.810212	23.53%	344,403	2010
	13.639607	24.131758	76.92%	395,583	2009
	28.888141	13.639607	-52.78%	352,891	2008
	22.831314	28.888141	26.53%	437,663	2007
	15.752110	22.831314	44.94%	438,386	2006
	12.076286	15.752110	30.44%	292,581	2005
	10.296399	12.076286	17.29%	275,571	2004
	7.745526	10.296399	32.93%	299,904	2003
	10.000000	7.745526	-22.54%	270,052	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	14.113259	17.432478	23.52%	319,689	2010
	7.977040	14.113259	76.92%	383,247	2009
	16.901767	7.977040	-52.80%	429,222	2008
	13.363752	16.901767	26.47%	595,755	2007
	9.224320	13.363752	44.88%	760,515	2006
	7.075935	9.224320	30.36%	935,163	2005
	6.034263	7.075935	17.26%	1,112,031	2004
	4.539769	6.034263	32.92%	1,464,289	2003
	6.189198	4.539769	-26.65%	1,958,619	2002
	8.181886	6.189198	-24.35%	3,768,139	2001

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	11.865912	14.473302	21.97%	105,570	2010
	9.479322	11.865912	25.18%	103,134	2009

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	9.461369	10.396378	9.88%	385,350	2010
	7.820481	9.461369	20.98%	434,295	2009
	11.769084	7.820481	-33.55%	440,579	2008
	11.072036	11.769084	6.30%	329,513	2007
	10.000000	11.072036	10.72%	260,416	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.756923	7.57%	3,212	2010

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.204416	10.614801	4.02%	522,553	2010
	9.113768	10.204416	11.97%	517,015	2009
	10.655363	9.113768	-14.47%	474,409	2008
	10.294293	10.655363	3.51%	985,053	2007
	9.998849	10.294293	2.95%	1,137,130	2006
	9.975981	9.998849	0.23%	777,745	2005
	10.019076	9.975981	-0.43%	771,596	2004
	10.000000	10.019076	0.19%	388,918	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	7.014399	8.289379	18.18%	5,957	2010
	5.783597	7.014399	21.28%	35,882	2009
	9.671730	5.783597	-40.20%	12,242	2008
	9.739699	9.671730	-0.70%	1,834	2007
	10.000000	9.739699	-2.60%	1,778	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.062852	13.428283	21.38%	184,785	2010
	8.519760	11.062852	29.85%	23,859	2009
	14.240089	8.519760	-40.17%	23,062	2008
	13.394228	14.240089	6.32%	96,060	2007
	11.922729	13.394228	12.34%	37,665	2006
	11.292761	11.922729	5.58%	24,380	2005
	10.000000	11.292761	12.93%	10,161	2004*

NVIT American Century NVIT Growth Fund: Class I - Q/NQ	6.760382	7.964907	17.82%	112,190	2010
	5.126544	6.760382	31.87%	90,456	2009
	8.465669	5.126544	-39.44%	89,488	2008
	7.168076	8.465669	18.10%	132,531	2007
	6.833425	7.168076	4.90%	148,574	2006
	6.494037	6.833425	5.23%	194,065	2005
	6.077202	6.494037	6.86%	239,555	2004
	4.633836	6.077202	31.15%	318,595	2003
	6.580071	4.633836	-29.58%	423,119	2002
	9.268169	6.580071	-29.00%	593,660	2001

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	12.463678	13.972200	12.10%	889,671	2010
	10.000000	12.463678	24.64%	7,237	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.290525	10.282176	10.67%	323,034	2010
	7.619334	9.290525	21.93%	374,691	2009
	10.981885	7.619334	-30.62%	425,422	2008
	10.472825	10.981885	4.86%	499,797	2007
	10.000000	10.472825	4.73%	205,647	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.494946	10.990144	4.72%	526,644	2010
	9.471637	10.494946	10.80%	608,123	2009
	10.636755	9.471637	-10.95%	657,340	2008
	10.454871	10.636755	1.74%	776,207	2007
	10.000000	10.454871	4.55%	144,229	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.307303	11.334491	9.97%	227,957	2010
	7.367390	10.307303	39.90%	266,221	2009
	12.152287	7.367390	-39.37%	262,267	2008
	10.755666	12.152287	12.98%	256,462	2007
	10.000000	10.755666	7.56%	225,261	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.589921	10.030959	16.78%	401,681	2010
	6.264678	8.589921	37.12%	418,260	2009
	11.366340	6.264678	-44.88%	301,663	2008
	10.281776	11.366340	10.55%	303,225	2007
	10.000000	10.281776	2.82%	160,013	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.753245	8.500979	9.64%	147,236	2010
	6.004590	7.753245	29.12%	136,515	2009
	9.812784	6.004590	-38.81%	131,095	2008
	10.000000	9.812784	-1.87%	85,350	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	15.559975	17.395585	11.80%	138,725	2010
	10.787009	15.559975	44.25%	173,402	2009
	15.161801	10.787009	-28.85%	224,912	2008
	14.880516	15.161801	1.89%	269,821	2007
	13.616913	14.880516	9.28%	378,655	2006
	13.461410	13.616913	1.16%	604,478	2005
	12.375393	13.461410	8.78%	2,177,370	2004
	10.244088	12.375393	20.81%	2,237,026	2003
	10.044539	10.244088	1.99%	1,894,472	2002
	9.755865	10.044539	2.96%	1,162,748	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.940929	13.350303	11.80%	212,703	2010
	8.273481	11.940929	44.33%	2,122,928	2009
	11.646442	8.273481	-28.96%	2,037,747	2008
	11.426670	11.646442	1.92%	250,132	2007
	10.456788	11.426670	9.28%	1,610,469	2006
	10.000000	10.456788	4.57%	1,261,068	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.768792	8.873553	14.22%	650,284	2010
	5.140642	7.768792	51.12%	818,512	2009
	10.000000	5.140642	-48.59%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.964638	9.724722	22.10%	8,031	2010
	6.128718	7.964638	29.96%	0	2009
	10.000000	6.128718	-38.71%	7,013	2008*

NVIT NVIT Cardinal (SM) Aggressive Fund: Class II - Q/NQ	8.120150	9.222635	13.58%	1,841	2010
	6.361474	8.120150	27.65%	0	2009
	10.000000	6.361474	-36.39%	69,926	2008*

NVIT NVIT Cardinal (SM) Balanced Fund: Class II - Q/NQ	9.381701	10.233697	9.08%	100,840	2010
	7.924860	9.381701	18.38%	114,196	2009
	10.000000	7.924860	-20.75%	136,399	2008*

NVIT NVIT Cardinal (SM) Capital Appreciation Fund: Class II - Q/NQ	8.835230	9.810720	11.04%	44,654	2010
	7.202203	8.835230	22.67%	28,166	2009
	10.000000	7.202203	-27.98%	34,678	2008*

NVIT NVIT Cardinal (SM) Conservative Fund: Class II - Q/NQ	10.134560	10.693892	5.52%	184,671	2010
	9.075933	10.134560	11.66%	184,192	2009
	10.000000	9.075933	-9.24%	4,854	2008*

NVIT NVIT Cardinal (SM) Moderate Fund: Class II - Q/NQ	9.108906	10.022954	10.03%	311,181	2010
	7.560267	9.108906	20.48%	262,786	2009
	10.000000	7.560267	-24.40%	182,549	2008*

NVIT NVIT Cardinal (SM) Moderately Aggressive Fund: Class II - Q/NQ	8.552690	9.574904	11.95%	98,727	2010
	6.838895	8.552690	25.06%	61,368	2009
	10.000000	6.838895	-31.61%	128,487	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Cardinal (SM) Moderately Conservative Fund: Class II - Q/NQ	9.656186	10.402177	7.73%	106,283	2010
	8.305104	9.656186	16.27%	106,046	2009
	10.000000	8.305104	-16.95%	46,092	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.603308	11.215326	5.77%	82,463	2010
	9.865476	10.603308	7.48%	15,758	2009
	10.000000	9.865476	-1.35%	1,740	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.330708	12.103098	6.82%	32,378	2010
	9.849433	11.330708	15.04%	24,793	2009
	10.000000	9.849433	-1.51%	2,795	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	22.758326	26.122563	14.78%	211	2010
	14.104539	22.758326	61.35%	984	2009
	33.799667	14.104539	-58.27%	1,520	2008
	23.500696	33.799667	43.82%	1,625	2007
	17.397252	23.500696	35.08%	1,696	2006
	13.275190	17.397252	31.05%	3,451	2005
	11.128016	13.275190	19.30%	3,698	2004
	6.815122	11.128016	63.28%	8,385	2003
	8.137235	6.815122	-16.25%	12,050	2002
	8.686950	8.137235	-6.33%	102,549	2001

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	25.048732	28.761189	14.82%	110,909	2010
	15.507825	25.048732	61.52%	158,006	2009
	37.222183	15.507825	-58.34%	175,724	2008
	25.885813	37.222183	43.79%	242,912	2007
	19.173227	25.885813	35.01%	238,201	2006
	14.628417	19.173227	31.07%	284,159	2005
	12.261030	14.628417	19.31%	195,935	2004
	7.511024	12.261030	63.24%	187,507	2003
	10.000000	7.511024	-24.89%	46,964	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	15.527093	16.074348	3.52%	921,973	2010
	15.304243	15.527093	1.46%	1,067,808	2009
	14.380053	15.304243	6.43%	1,587,917	2008
	13.583305	14.380053	5.87%	1,674,663	2007
	13.303332	13.583305	2.10%	1,905,194	2006
	13.038934	13.303332	2.03%	2,169,251	2005
	12.780385	13.038934	2.02%	2,564,169	2004
	12.681945	12.780385	0.78%	3,639,856	2003
	11.565612	12.681945	9.65%	5,225,533	2002
	10.914977	11.565612	5.96%	3,831,848	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT International Equity Fund: Class I - Q/NQ	10.687119	11.962338	11.93%	1,147	2010
	8.338511	10.687119	28.17%	1,147	2009
	15.645882	8.338511	-46.70%	1,147	2008
	12.455693	15.645882	25.61%	1,411	2007

NVIT NVIT International Equity Fund: Class III - Q/NQ	17.019966	19.047309	11.91%	155,032	2010
	13.284846	17.019966	28.12%	159,812	2009
	24.919078	13.284846	-46.69%	256,494	2008
	19.837629	24.919078	25.62%	330,985	2007
	15.101683	19.837629	31.36%	171,997	2006
	11.741561	15.101683	28.62%	98,805	2005
	10.392529	11.741561	12.98%	59,954	2004
	7.772433	10.392529	33.71%	38,163	2003
	6.500996	7.772433	-22.28%	20,076	2002
	9.222891	6.500996	-29.51%	24,662	2001

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.396757	8.909825	6.11%	15,666	2010
	6.608175	8.396757	27.07%	15,649	2009
	11.752968	6.608175	-43.77%	11,260	2008
	10.875421	11.752968	8.07%	20,174	2007
	10.000000	10.875421	8.75%	5,777	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.223295	13.843384	13.25%	122,644	2010
	9.725789	12.223295	25.68%	143,175	2009
	15.586769	9.725789	-37.60%	172,321	2008
	14.889933	15.586769	4.68%	116,748	2007
	12.895102	14.889933	15.47%	216,197	2006
	12.092189	12.895102	6.64%	216,428	2005
	10.733522	12.092189	12.66%	134,449	2004
	8.238400	10.733522	30.29%	79,734	2003
	10.000000	8.238400	-17.62%	30,145	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.546847	12.527985	8.50%	2,580	2010
	10.000000	11.546847	15.47%	2,580	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.106579	13.400366	10.69%	0	2010
	10.000000	12.106579	21.07%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	12.219414	12.784205	4.62%	360,850	2010
	11.337840	12.219414	7.78%	422,236	2009
	12.211001	11.337840	-7.15%	338,577	2008
	11.728967	12.211001	4.11%	308,249	2007
	11.181789	11.728967	4.89%	408,314	2006
	10.954966	11.181789	2.07%	502,674	2005
	10.595099	10.954966	3.40%	618,704	2004
	9.938018	10.595099	6.61%	634,001	2003
	10.000000	9.938018	-0.62%	304,523	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.386263	13.573262	9.58%	890,230	2010
	10.523064	12.386263	17.71%	1,029,148	2009
	13.867663	10.523064	-24.12%	864,011	2008
	13.285144	13.867663	4.38%	899,262	2007
	12.075166	13.285144	10.02%	1,127,049	2006
	11.601416	12.075166	4.08%	1,226,568	2005
	10.720050	11.601416	8.22%	1,211,494	2004
	9.037949	10.720050	18.61%	924,996	2003
	10.000000	9.037949	-9.62%	792,009	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.451067	13.880562	11.48%	330,164	2010
	10.131069	12.451067	22.90%	352,068	2009
	14.945964	10.131069	-32.22%	409,812	2008
	14.251945	14.945964	4.87%	528,523	2007
	12.593401	14.251945	13.17%	513,363	2006
	11.904051	12.593401	5.79%	594,687	2005
	10.748772	11.904051	10.75%	449,390	2004
	8.590418	10.748772	25.13%	358,022	2003
	10.000000	8.590418	-14.10%	218,737	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.460165	13.359130	7.21%	263,444	2010
	11.008504	12.460165	13.19%	350,449	2009
	13.115336	11.008504	-16.06%	430,796	2008
	12.540694	13.115336	4.58%	500,257	2007
	11.706575	12.540694	7.13%	549,827	2006
	11.339678	11.706575	3.24%	687,783	2005
	10.710627	11.339678	5.87%	716,716	2004
	9.534557	10.710627	12.33%	647,159	2003
	10.000000	9.534557	-4.65%	373,572	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	22.424067	27.960209	24.69%	268,793	2010
	16.596330	22.424067	35.11%	301,649	2009
	26.438587	16.596330	-37.23%	394,750	2008
	24.880577	26.438587	6.26%	415,506	2007
	22.915733	24.880577	8.57%	674,837	2006
	20.689986	22.915733	10.76%	790,374	2005
	18.094597	20.689986	14.34%	875,991	2004
	13.601153	18.094597	33.04%	952,793	2003
	16.253946	13.601153	-16.32%	847,029	2002
	16.670157	16.253646	-2.50%	774,456	2001

NVIT NVIT Money Market Fund: Class I - Q/NQ	12.038832	11.894382	-1.20%	1,799,778	2010
	12.179942	12.038832	-1.16%	2,397,928	2009
	12.079795	12.179942	0.83%	4,218,312	2008
	11.668105	12.079795	3.53%	4,728,112	2007
	11.297619	11.668105	3.28%	2,927,858	2006
	11.137309	11.297619	1.44%	3,619,577	2005
	11.181852	11.137309	-0.40%	3,868,076	2004
	11.247296	11.181852	-0.58%	5,474,622	2003
	11.247642	11.247296	0.00%	15,980,726	2002
	10.989031	11.247642	2.35%	31,961,986	2001

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	15.139348	16.541368	9.26%	378,307	2010
	12.319676	15.139348	22.89%	528,020	2009
	15.076201	12.319676	-18.28%	546,463	2008
	14.585737	15.076201	3.36%	783,112	2007
	14.081135	14.585737	3.58%	766,664	2006
	13.947624	14.081135	0.96%	947,362	2005
	13.251194	13.947624	5.26%	821,863	2004
	11.962673	13.251194	10.77%	863,477	2003
	11.293959	11.962673	5.92%	1,268,863	2002
	10.972282	11.293959	2.93%	810,790	2001

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	8.212008	9.252389	12.67%	484,149	2010
	6.091001	8.212008	34.82%	612,742	2009
	10.000000	6.091001	-39.09%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	15.227625	15.964612	4.84%	144,367	2010
	11.870601	15.227625	28.28%	160,324	2009
	22.388260	11.870601	-46.98%	221,742	2008
	22.016277	22.388260	1.69%	346,346	2007
	18.153613	22.016277	21.28%	487,073	2006
	16.397022	18.153613	10.71%	398,762	2005
	13.800078	16.397022	18.82%	247,808	2004
	10.000000	13.800078	38.00%	25,231	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	8.094976	9.238387	14.12%	225,372	2010
	6.313352	8.094976	28.22%	51,666	2009
	10.000000	6.313352	-36.87%	1,479	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	10.431033	4.31%	85,599	2010

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.927560	8.830785	11.39%	11,836	2010
	6.297572	7.927560	25.88%	17,082	2009
	10.000000	6.297572	-37.02%	1,730	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.823609	9.802822	25.30%	126,378	2010

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.786307	9.729110	24.95%	466,294	2010
	6.219739	7.786307	25.19%	580,191	2009
	10.000000	6.219739	-37.80%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.641112	10.213593	18.20%	519,492	2010
	6.703532	8.641112	28.90%	637,675	2009
	10.000000	6.703532	-32.96%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	11.443667	14.183713	23.94%	125,289	2010
	9.087220	11.443667	25.93%	151,634	2009
	17.166371	9.087220	-47.06%	169,747	2008
	15.832320	17.166371	8.43%	193,255	2007
	15.526190	15.832320	1.97%	237,194	2006
	14.537994	15.526190	6.80%	346,746	2005
	12.973972	14.537994	12.06%	404,880	2004
	9.780139	12.973972	32.66%	504,466	2003
	14.838618	9.780139	-34.09%	569,194	2002
	16.846010	14.838618	-11.92%	543,093	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	25.960286	32.472819	25.09%	189,350	2010
	20.818097	25.960286	24.70%	220,628	2009
	31.056789	20.818097	-32.97%	303,460	2008
	33.763890	31.056789	-8.02%	404,174	2007
	29.134444	33.763890	15.89%	578,547	2006
	28.608182	29.134444	1.84%	712,359	2005
	24.685368	28.608182	15.89%	962,750	2004
	15.928613	24.685368	54.98%	1,158,751	2003
	22.134881	15.928613	-28.04%	1,246,122	2002
	17.466310	22.134881	26.73%	1,305,574	2001

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	22.859607	28.304046	23.82%	291,043	2010
	17.176615	22.859607	33.09%	375,098	2009
	28.126986	17.176615	-38.93%	473,153	2008
	27.876127	28.126986	0.90%	589,402	2007
	25.182239	27.876127	10.70%	745,503	2006
	22.692159	25.182239	10.97%	931,725	2005
	19.296948	22.692159	17.59%	1,053,224	2004
	13.850506	19.296948	39.32%	1,154,936	2003
	16.957444	13.850506	-18.32%	1,335,391	2002
	18.398225	16.957444	-7.83%	1,648,019	2001

NVIT NVIT Nationwide Fund: Class I - Q/NQ	10.890161	12.206686	12.09%	278,547	2010
	8.741250	10.890161	24.58%	276,565	2009
	15.138387	8.741250	-42.26%	340,712	2008
	14.164409	15.138387	6.88%	468,647	2007
	12.616582	14.164409	12.27%	530,479	2006
	11.884933	12.616582	6.16%	631,200	2005
	10.960481	11.884933	8.43%	907,235	2004
	8.699902	10.960481	25.98%	964,308	2003
	10.654646	8.699902	-18.35%	964,022	2002
	12.230458	10.654646	-12.88%	1,127,792	2001

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.240299	9.312555	28.62%	560,185	2010
	5.601154	7.240299	29.26%	702,064	2009
	10.000000	5.601154	-43.99%	29,298	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.438093	10.562393	1.19%	287,637	2010
	9.863610	10.438093	5.82%	321,518	2009
	10.000000	9.863610	-1.36%	43,502	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	13.244440	14.585149	10.12%	24,779	2010
	10.723883	13.244440	23.50%	32,098	2009
	19.501770	10.723883	-45.01%	38,826	2008
	16.463710	19.501770	18.45%	42,023	2007
	13.237138	16.463710	24.38%	46,767	2006
	11.226453	13.237138	17.91%	55,280	2005
	9.823812	11.226453	14.28%	71,751	2004
	7.307866	9.823812	34.43%	89,570	2003
	9.913802	7.307866	-26.29%	141,191	2002
	12.359900	9.913802	-19.79%	315,347	2001

NVIT NVIT Worldwide Leaders Fund: Class III - Q/NQ	18.303440	20.138689	10.03%	14,208	2010
	14.820780	18.303440	23.50%	32,570	2009
	26.944986	14.820780	-45.00%	30,536	2008
	22.739391	26.944986	18.49%	56,379	2007
	18.293047	22.739391	24.31%	75,386	2006
	15.514347	18.293047	17.91%	59,530	2005
	13.575979	15.514347	14.28%	23,070	2004
	10.000000	13.575979	35.76%	16,621	2003*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.955200	13.926167	7.49%	2,124,785	2010
	10.000000	12.955200	29.55%	4,096	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.929827	13.585442	5.07%	10,120	2010
	10.000000	12.929827	29.30%	5,981	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	10.749552	12.295754	14.38%	101,577	2010
	8.463794	10.749552	27.01%	131,911	2009
	13.596107	8.463794	-37.75%	180,028	2008
	14.074146	13.596107	-3.40%	321,678	2007
	12.289836	14.074146	14.52%	310,960	2006
	11.931935	12.289836	3.00%	377,848	2005
	10.278230	11.931935	16.09%	520,577	2004
	7.914998	10.278230	29.86%	220,375	2003
	10.702140	7.914998	-26.04%	211,589	2002
	12.331560	10.702140	-13.21%	219,542	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.870882	21.622970	14.58%	315,383	2010
	13.672499	18.870882	38.02%	372,166	2009
	23.139603	13.672499	-40.91%	489,994	2008
	22.026248	23.139603	5.05%	682,233	2007
	18.942389	22.026248	16.28%	865,041	2006
	16.767687	18.942389	12.97%	878,812	2005
	14.238187	16.767687	17.77%	751,092	2004
	10.000000	14.238187	42.38%	516,572	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.921033	13.658449	14.57%	478,131	2010
	8.632507	11.921033	38.09%	576,880	2009
	14.608429	8.632507	-40.91%	714,971	2008
	13.907967	14.608429	5.04%	899,289	2007
	11.960386	13.907967	16.28%	1,078,241	2006
	10.590024	11.960386	12.94%	1,375,615	2005
	8.994884	10.590024	17.73%	1,626,012	2004
	6.365520	8.994884	41.31%	2,029,238	2003
	8.274485	6.365520	-23.07%	4,057,283	2002
	9.521827	8.274485	-13.10%	2,345,578	2001

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.502869	2.835976	13.31%	128,797	2010
	1.998588	2.502869	25.23%	50,623	2009
	9.583349	1.998588	-79.15%	3,097	2008
	10.000000	9.583349	-4.17%	63,934	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.709588	3.073658	13.44%	617	2010
	2.188435	2.709588	23.81%	970	2009
	10.385859	2.188435	-78.93%	970	2008
	10.523389	10.385859	-1.31%	4,989	2007
	10.000000	10.523389	5.23%	97,595	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	12.008692	13.775808	14.72%	407,854	2010
	9.474608	12.008692	26.75%	484,154	2009
	15.585693	9.474608	-39.21%	602,824	2008
	15.107682	15.585693	3.16%	804,008	2007
	13.293323	15.107682	13.65%	972,356	2006
	12.695602	13.293323	4.71%	1,233,955	2005
	11.739303	12.695602	8.15%	1,443,952	2004
	9.376475	11.739303	25.20%	1,626,803	2003
	11.687410	9.376475	-19.77%	1,620,772	2002
	13.168121	11.687410	-11.24%	1,708,365	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	8.137614	9.921909	21.93%	84,128	2010
	6.003438	8.137614	35.55%	110,836	2009
	9.773861	6.003438	-38.58%	85,657	2008
	10.014381	9.773861	-2.40%	90,730	2007
	10.000000	10.014381	0.14%	55,793	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	11.468790	14.443430	25.94%	143,851	2010
	8.753721	11.468790	31.02%	157,386	2009
	17.395944	8.753721	-49.68%	192,665	2008
	16.559762	17.395944	5.05%	228,261	2007
	16.279198	16.559762	1.72%	287,819	2006
	14.668150	16.279198	10.98%	462,444	2005
	12.394931	14.668150	18.34%	432,646	2004
	9.989064	12.394931	24.09%	492,433	2003
	14.001802	9.989064	-28.66%	504,990	2002
	20.620784	14.001802	-32.10%	711,960	2001

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged): Advisor Class - Q/NQ	10.878232	11.754996	8.06%	85,850	2010
	10.000000	10.878232	8.78%	48,111	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.957755	11.387689	3.92%	481,227	2010
	10.000000	10.957755	9.58%	270,515	2009*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.551642	5.52%	15,277	2010

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.429972	11.041085	5.86%	26,969	2010
	9.628030	10.429972	8.33%	26,726	2009
	10.852448	9.628030	-11.28%	37,910	2008
	10.416914	10.852448	4.18%	87,669	2007
	10.000000	10.416914	4.17%	7,681	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	35.714045	38.724157	8.43%	15,705	2010
	27.761196	35.714045	28.65%	18,949	2009
	33.047924	27.761196	-16.00%	25,767	2008
	31.400371	33.047924	5.25%	34,221	2007
	28.681058	31.400371	9.48%	46,734	2006
	25.860301	28.681058	10.91%	69,016	2005
	23.781464	25.860301	8.74%	108,234	2004
	18.824701	23.781464	26.33%	357,141	2003
	17.444590	18.824700	7.91%	303,530	2002
	16.037786	17.444590	8.77%	102,752	2001

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	22.632505	28.368327	25.34%	89,204	2010
	10.734599	22.632505	110.84%	104,085	2009
	30.824302	10.734599	-65.17%	83,305	2008
	22.680384	30.824302	35.91%	125,472	2007
	16.451145	22.680384	37.87%	160,762	2006
	12.626866	16.451145	30.29%	163,746	2005
	10.000000	12.626866	26.27%	65,192	2004*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	43.438941	54.437435	25.32%	21,830	2010
	20.624175	43.438941	110.62%	25,163	2009
	59.271173	20.624175	-65.20%	28,439	2008
	43.595964	59.271173	35.96%	37,353	2007
	31.631833	43.595964	37.82%	61,195	2006
	24.254218	31.631833	30.42%	83,214	2005
	19.499977	24.254218	24.38%	106,213	2004
	12.800242	19.499977	52.34%	284,783	2003
	13.343009	12.800242	-4.07%	472,356	2002
	13.755231	13.343009	-3.00%	272,169	2001

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	27.399871	34.991247	27.71%	160,593	2010
	17.594660	27.399871	55.73%	167,217	2009
	33.038793	17.594660	-46.75%	182,726	2008
	23.011470	33.038793	43.58%	224,635	2007
	18.701377	23.011470	23.05%	235,127	2006
	12.483933	18.701377	49.80%	260,426	2005
	10.000000	12.483933	24.84%	152,210	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	45.534579	58.141223	27.69%	21,918	2010
	29.255507	45.534579	55.64%	23,780	2009
	54.963626	29.255507	-46.77%	25,550	2008
	38.274579	54.963626	43.60%	47,018	2007
	31.116907	38.274579	23.00%	85,008	2006
	20.764275	31.116907	49.86%	102,954	2005
	16.917457	20.764275	22.74%	155,325	2004
	11.826254	16.917457	43.05%	213,327	2003
	12.319065	11.826254	-4.00%	130,380	2002
	13.923943	12.319065	-11.53%	114,671	2001

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.095791	16.402783	25.25%	55,418	2010
	10.000000	13.095791	30.96%	64,154	2009*

Maximum Optional Benefits Elected (Total 2.80%)
(Variable account charges of 2.80% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	15.364531	18.905849	23.05%	0	2010
	11.080501	15.364531	38.66%	0	2009
	17.743184	11.080501	-37.55%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.075263	11.316305	2.18%	0	2010
	10.338268	11.075263	7.13%	0	2009
	10.807779	10.338268	-4.34%	0	2008
	10.156560	10.807779	6.41%	0	2007
	10.285066	10.156560	-1.25%	0	2006
	10.417725	10.285066	-1.27%	0	2005
	10.129239	10.417725	2.85%	0	2004
	10.000000	10.129239	1.29%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	8.063572	8.946801	10.95%	0	2010
	7.024654	8.063572	14.79%	0	2009
	11.048864	7.024654	-36.42%	0	2008
	11.376616	11.048864	-2.88%	0	2007
	9.995371	11.376616	13.82%	0	2006
	9.827333	9.995371	1.71%	0	2005
	8.947766	9.827333	9.83%	0	2004
	7.116360	8.947766	25.74%	0	2003

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	9.651560	11.187844	15.92%	0	2010
	7.641367	9.651560	26.31%	0	2009
	10.392087	7.641367	-26.47%	0	2008
	10.945504	10.392087	-5.06%	0	2007
	10.000000	10.945504	9.46%	0	2006*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	11.949250	12.748603	6.69%	0	2010
	10.000000	11.949250	19.49%	0	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.102183	11.201853	10.89%	8,708	2010
	10.000000	10.102183	1.02%	3,494	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	10.913380	13.347872	22.31%	0	2010
	8.980381	10.913380	21.52%	0	2009
	13.374065	8.980381	-32.85%	0	2008
	13.852287	13.374065	-3.45%	0	2007
	12.455279	13.852287	11.22%	0	2006
	11.948645	12.455279	4.24%	0	2005
	10.085497	11.948645	18.47%	0	2004
	7.530557	10.085497	33.93%	0	2003

Dreyfus Socially Responsible Growth Fund Inc.: Initial Shares - Q/NQ	6.678660	7.453633	11.60%	0	2010
	5.136997	6.678660	30.01%	0	2009
	8.059862	5.136997	-36.26%	0	2008
	7.694269	8.059862	4.75%	0	2007
	7.248388	7.694269	6.15%	0	2006
	7.196386	7.248388	0.72%	0	2005
	6.970741	7.196386	3.24%	0	2004
	5.691372	6.970741	22.48%	0	2003

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	7.954894	8.879689	11.63%	0	2010
	6.478090	7.954894	22.80%	0	2009
	10.603414	6.478090	-38.91%	0	2008
	10.365796	10.603414	2.29%	0	2007
	9.232631	10.365796	12.27%	0	2006
	9.072170	9.232631	1.77%	0	2005
	8.435823	9.072170	7.54%	0	2004
	6.760911	8.435823	24.77%	0	2003

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	8.660039	9.707156	12.09%	0	2010
	7.269545	8.660039	19.13%	0	2009
	10.616604	7.269545	-31.53%	0	2008
	10.196819	10.616604	4.12%	0	2007
	9.005763	10.196819	13.23%	0	2006
	8.875845	9.005763	1.46%	0	2005
	8.692839	8.875845	2.11%	0	2004
	7.380586	8.692839	17.78%	0	2003

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.082892	12.743469	5.47%	0	2010
	10.321568	12.082892	17.06%	0	2009
	11.453642	10.321568	-9.88%	0	2008
	11.183290	11.453642	2.42%	0	2007
	11.045689	11.183290	1.25%	0	2006
	11.217473	11.045689	-1.53%	0	2005
	11.137438	11.217473	0.72%	0	2004
	10.949614	11.137438	1.72%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2010 Portfolio: Service Class - Q/NQ	9.656190	10.581476	9.58%	0	2010
	8.001673	9.656190	20.68%	0	2009
	10.987795	8.001673	-27.18%	0	2008
	10.406328	10.987795	5.59%	0	2007
	10.000000	10.406328	4.06%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2020 Portfolio: Service Class - Q/NQ	9.138264	10.172379	11.32%	0	2010
	7.300625	9.138264	25.17%	0	2009
	11.162831	7.300625	-34.60%	0	2008
	10.426103	11.162831	7.07%	0	2007
	10.000000	10.426103	4.26%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom 2030 Portfolio: Service Class - Q/NQ	8.678912	9.785865	12.75%	0	2010
	6.794969	8.678912	27.73%	0	2009
	11.289897	6.794969	-39.81%	0	2008
	10.446041	11.289897	8.08%	0	2007
	10.000000	10.446041	4.46%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	8.350939	9.672351	15.82%	0	2010
	5.821893	8.350939	43.44%	0	2009
	13.137711	5.821893	-55.69%	0	2008
	9.281768	13.137711	41.54%	0	2007
	10.000000	9.281768	-7.18%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	8.547432	9.561855	11.87%	0	2010
	6.762759	8.547432	26.39%	0	2009
	12.144305	6.762759	-44.31%	0	2008
	12.321441	12.144305	-1.44%	0	2007
	10.555716	12.321441	16.73%	0	2006
	10.267675	10.555716	2.81%	0	2005
	9.483867	10.267675	8.26%	0	2004
	7.492527	9.483867	26.58%	0	2003

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	7.219171	8.677128	20.20%	0	2010
	5.096834	7.219171	41.64%	0	2009
	11.669454	5.096834	-56.32%	0	2008
	9.758739	11.669454	19.58%	0	2007
	9.533740	9.758739	2.36%	0	2006
	9.009154	9.533740	5.82%	0	2005
	8.657465	9.009154	4.06%	0	2004
	6.869092	8.657465	26.04%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	6.347556	7.654311	20.59%	0	2010
	5.095996	6.347556	24.56%	0	2009
	9.936765	5.095996	-48.72%	0	2008
	8.058978	9.936765	23.30%	0	2007
	7.767612	8.058978	3.75%	0	2006
	7.561699	7.767612	2.72%	0	2005
	7.533675	7.561699	0.37%	0	2004
	5.836965	7.533675	29.07%	0	2003

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	12.918876	14.288717	10.60%	0	2010
	9.244095	12.918876	39.75%	0	2009
	12.691556	9.244095	-27.16%	0	2008
	12.721185	12.691556	-0.23%	0	2007
	11.770806	12.721185	8.07%	0	2006
	11.810921	11.770806	-0.34%	0	2005
	11.100132	11.810921	6.40%	0	2004
	8.993929	11.100132	23.42%	0	2003

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	9.895352	10.932513	10.48%	0	2010
	7.072891	9.895352	39.91%	0	2009
	9.699601	7.072891	-27.08%	0	2008
	10.000000	9.699601	-3.00%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.941422	11.451833	4.66%	0	2010
	9.731239	10.941422	12.44%	0	2009
	10.358069	9.731239	-6.05%	0	2008
	10.227336	10.358069	1.28%	0	2007
	10.087380	10.227336	1.39%	0	2006
	10.165687	10.087380	-0.77%	0	2005
	10.025521	10.165687	1.40%	0	2004
	10.000000	10.025521	0.26%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	8.762439	10.962106	25.10%	0	2010
	6.438424	8.762439	36.10%	0	2009
	10.950780	6.438424	-41.21%	0	2008
	9.756903	10.950780	12.24%	0	2007
	10.000000	9.756903	-2.43%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	9.570889	10.511918	9.83%	0	2010
	7.787736	9.570889	22.90%	0	2009
	14.273871	7.787736	-45.44%	0	2008
	12.531063	14.273871	13.91%	0	2007
	10.929475	12.531063	14.65%	0	2006
	9.450375	10.929475	15.65%	0	2005
	8.567007	9.450375	10.31%	0	2004
	6.154443	8.567007	39.20%	0	2003

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	11.902041	13.074260	9.85%	0	2010
	9.680559	11.902041	22.95%	0	2009
	17.747234	9.680559	-45.45%	0	2008
	15.577878	17.747234	13.93%	0	2007
	13.586552	15.577878	14.66%	0	2006
	11.752519	13.586552	15.61%	0	2005
	10.653140	11.752519	10.32%	0	2004
	7.650567	10.653140	39.25%	0	2003

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	10.504629	12.912043	22.92%	0	2010
	6.866244	10.504629	52.99%	0	2009
	14.469677	6.866244	-52.55%	0	2008
	14.099296	14.469677	2.63%	0	2007
	12.482441	14.099296	12.95%	0	2006
	12.521060	12.482441	-0.31%	0	2005
	11.300946	12.521060	10.80%	0	2004
	7.367940	11.300946	53.38%	0	2003

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.002045	10.954242	9.52%	0	2010
	7.588748	10.002045	31.80%	0	2009
	11.099238	7.588748	-31.63%	0	2008
	11.007185	11.099238	0.84%	0	2007
	10.000000	11.007185	10.07%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	7.796103	9.716735	24.64%	0	2010
	6.210129	7.796103	25.54%	0	2009
	9.538874	6.210129	-34.90%	0	2008
	10.054554	9.538874	-5.13%	0	2007
	10.000000	10.054554	0.55%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.268604	8.861377	7.17%	0	2010
	6.531010	8.268604	26.61%	0	2009
	10.000000	6.531010	-34.69%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.196946	11.647682	14.23%	0	2010
	6.076711	10.196946	67.80%	0	2009
	13.210424	6.076711	-54.00%	0	2008
	10.561925	13.210424	25.08%	0	2007
	10.000000	10.561925	5.62%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.316973	9.817667	5.37%	0	2010
	6.986531	9.316973	33.36%	0	2009
	12.059157	6.986531	-42.06%	0	2008
	10.748209	12.059157	12.20%	0	2007
	10.000000	10.748209	7.48%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	13.293587	14.779639	11.18%	0	2010
	11.523182	13.293587	15.36%	0	2009
	11.162287	11.523182	3.23%	0	2008
	10.344284	11.162287	7.91%	0	2007
	10.000000	10.344284	3.44%	0	2006*

Invesco Funds - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	9.702574	10.865164	11.98%	0	2010
	8.268858	9.702574	17.34%	0	2009
	14.828378	8.268858	-44.24%	0	2008
	13.655678	14.828378	8.59%	0	2007
	13.245580	13.655678	3.10%	0	2006*

Invesco Funds - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.006120	11.522828	15.16%	0	2010
	7.250030	10.006120	38.01%	0	2009
	14.108628	7.250030	-48.61%	0	2008
	13.132093	14.108628	7.44%	0	2007
	11.620304	13.132093	13.01%	0	2006*

Ivy Funds Variable Asset Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	19.652954	20.760351	5.63%	0	2010
	16.168989	19.652954	21.55%	0	2009*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	10.692615	11.066831	3.50%	0	2010
	7.533825	10.692615	41.93%	0	2009
	13.918876	7.533825	-45.87%	0	2008
	10.481825	13.918876	32.79%	0	2007
	9.882088	10.481825	6.07%	0	2006
	9.031765	9.882088	9.41%	0	2005
	7.876570	9.031765	14.67%	0	2004
	6.739631	7.876570	16.87%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.009530	13.325327	21.03%	0	2010
	7.210074	11.009530	52.70%	0	2009
	13.222443	7.210074	-45.47%	0	2008
	11.174415	13.222443	18.33%	0	2007
	10.649901	11.174415	4.93%	0	2006
	9.841009	10.649901	8.22%	0	2005
	10.040652	9.841009	-1.99%	0	2004
	7.020452	10.040652	43.02%	0	2003

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	6.569138	7.943237	20.92%	0	2010
	4.307514	6.569138	52.50%	0	2009
	7.910212	4.307514	-45.54%	0	2008
	6.688093	7.910212	18.27%	0	2007
	6.380763	6.688093	4.82%	0	2006
	5.884322	6.380763	8.44%	0	2005
	6.019774	5.884322	-2.25%	0	2004
	4.227960	6.019774	42.38%	0	2003

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	21.291629	25.876550	21.53%	0	2010
	12.232327	21.291629	74.06%	0	2009
	26.335796	12.232327	-53.55%	0	2008
	21.158399	26.335796	24.47%	0	2007
	14.837361	21.158399	42.60%	0	2006
	11.561495	14.837361	28.33%	0	2005
	10.019672	11.561495	15.39%	0	2004
	7.661258	10.019672	30.78%	0	2003

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	16.509985	20.063172	21.52%	0	2010
	9.485235	16.509985	74.06%	0	2009
	20.429517	9.485235	-53.57%	0	2008
	16.420222	20.429517	24.42%	0	2007
	11.519963	16.420222	42.54%	0	2006
	8.981785	11.519963	28.26%	0	2005
	7.785565	8.981785	15.36%	0	2004
	5.953600	7.785565	30.77%	0	2003

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	10.818077	12.981794	20.00%	0	2010
	8.784492	10.818077	23.15%	0	2009

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	13.337878	14.418845	8.10%	0	2010
	11.206165	13.337878	19.02%	0	2009
	17.142496	11.206165	-34.63%	0	2008
	16.394070	17.142496	4.57%	0	2007
	13.995070	16.394070	17.14%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.641182	6.41%	0	2010*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.151815	9.365725	2.34%	0	2010
	8.308151	9.151815	10.15%	0	2009
	9.873439	8.308151	-15.85%	0	2008
	9.696717	9.873439	1.82%	0	2007
	9.573004	9.696717	1.29%	0	2006
	9.707882	9.573004	-1.39%	0	2005
	9.910320	9.707882	-2.04%	0	2004
	10.000000	9.910320	-0.90%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.440023	10.975497	16.27%	0	2010
	7.911758	9.440023	19.32%	0	2009
	13.448917	7.911758	-41.17%	0	2008
	13.767669	13.448917	-2.32%	0	2007
	13.456536	13.767669	2.31%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.085747	12.044243	19.42%	0	2010
	7.895143	10.085747	27.75%	0	2009
	13.413996	7.895143	-41.14%	0	2008
	12.826024	13.413996	4.58%	0	2007
	11.604312	12.826024	10.53%	0	2006
	11.171523	11.604312	3.87%	0	2005
	10.000000	11.171523	11.72%	0	2004*

NVIT American Century NVIT Growth Fund: Class I - Q/NQ	7.611906	8.823081	15.91%	0	2010
	5.867269	7.611906	29.74%	0	2009
	9.848792	5.867269	-40.43%	0	2008
	8.477163	9.848792	16.18%	0	2007
	8.214083	8.477163	3.20%	0	2006
	7.934219	8.214083	3.53%	0	2005
	7.547142	7.934219	5.13%	0	2004
	5.849234	7.547142	29.03%	0	2003

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	12.328706	13.597268	10.29%	0	2010
	10.000000	12.328706	23.29%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	8.750148	9.527413	8.88%	0	2010
	7.294286	8.750148	19.96%	0	2009
	10.686759	7.294286	-31.74%	0	2008
	10.360055	10.686759	3.15%	0	2007
	10.000000	10.360055	3.60%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	9.884887	10.183718	3.02%	0	2010
	9.067839	9.884887	9.01%	0	2009
	10.350952	9.067839	-12.40%	0	2008
	10.342338	10.350952	0.08%	0	2007
	10.000000	10.342338	3.42%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	9.707814	10.502567	8.19%	0	2010
	7.053080	9.707814	37.64%	0	2009
	11.825777	7.053080	-40.36%	0	2008
	10.639867	11.825777	11.15%	0	2007
	10.000000	10.639867	6.40%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.090090	9.294451	14.89%	0	2010
	5.997264	8.090090	34.90%	0	2009
	11.060833	5.997264	-45.78%	0	2008
	10.171033	11.060833	8.75%	0	2007
	10.000000	10.171033	1.71%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.422364	8.006521	7.87%	0	2010
	5.842946	7.422364	27.03%	0	2009
	9.706239	5.842946	-39.80%	0	2008
	10.000000	9.706239	-2.94%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.340729	14.673117	9.99%	0	2010
	9.400540	13.340729	41.91%	0	2009
	13.430772	9.400540	-30.01%	0	2008
	13.399738	13.430772	0.23%	0	2007
	12.463071	13.399738	7.52%	0	2006
	12.522990	12.463071	-0.48%	0	2005
	11.702110	12.522990	7.01%	0	2004
	9.846069	11.702110	18.85%	0	2003

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.065291	12.171051	9.99%	0	2010
	7.792795	11.065291	41.99%	0	2009
	11.150569	7.792795	-30.11%	0	2008
	11.121185	11.150569	0.26%	0	2007
	10.344229	11.121185	7.51%	0	2006
	10.000000	10.344229	3.44%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.559816	8.495147	12.37%	0	2010
	5.084689	7.559816	48.68%	0	2009
	10.000000	5.084689	-49.15%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.750430	9.310111	20.12%	0	2010
	6.062056	7.750430	27.85%	0	2009
	10.000000	6.062056	-39.38%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Cardinal (SM) Aggressive Fund: Class II - Q/NQ	7.901850	8.829502	11.74%	0	2010
	6.292350	7.901850	25.58%	0	2009
	10.000000	6.292350	-37.08%	0	2008*

NVIT NVIT Cardinal (SM) Balanced Fund: Class II - Q/NQ	9.129721	9.797666	7.32%	0	2010
	7.838917	9.129721	16.47%	0	2009
	10.000000	7.838917	-21.61%	0	2008*

NVIT NVIT Cardinal (SM) Capital Appreciation Fund: Class II - Q/NQ	8.597837	9.392628	9.24%	0	2010
	7.124031	8.597837	20.69%	0	2009
	10.000000	7.124031	-28.76%	0	2008*

NVIT NVIT Cardinal (SM) Conservative Fund: Class II - Q/NQ	9.862495	10.238350	3.81%	0	2010
	8.977627	9.862495	9.86%	0	2009
	10.000000	8.977627	-10.22%	0	2008*

NVIT NVIT Cardinal (SM) Moderate Fund: Class II - Q/NQ	8.864196	9.595859	8.25%	0	2010
	7.478232	8.864196	18.53%	0	2009
	10.000000	7.478232	-25.22%	0	2008*

NVIT NVIT Cardinal (SM) Moderately Aggressive Fund: Class II - Q/NQ	8.322823	9.166812	10.14%	0	2010
	6.764627	8.322823	23.03%	0	2009
	10.000000	6.764627	-32.35%	0	2008*

NVIT NVIT Cardinal (SM) Moderately Conservative Fund: Class II - Q/NQ	9.396894	9.959026	5.98%	0	2010
	8.215074	9.396894	14.39%	0	2009
	10.000000	8.215074	-17.85%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.318745	10.737632	4.06%	0	2010
	9.758691	10.318745	5.74%	0	2009
	10.000000	9.758691	-2.41%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.026696	11.587684	5.09%	0	2010
	9.742839	11.026696	13.18%	0	2009
	10.000000	9.742839	-2.57%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	21.956290	24.794479	12.93%	0	2010
	13.831355	21.956290	58.74%	0	2009
	33.693189	13.831355	-58.95%	0	2008
	23.813945	33.693189	41.49%	0	2007
	17.918416	23.813945	32.90%	0	2006
	13.897002	17.918416	28.94%	0	2005
	11.840925	13.897002	17.36%	0	2004
	7.370807	11.840925	60.65%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	22.100858	24.966110	12.96%	0	2010
	13.907906	22.100858	58.91%	0	2009
	33.934109	13.907906	-59.01%	0	2008
	23.989282	33.934109	41.46%	0	2007
	18.060045	23.989282	32.83%	0	2006
	14.004972	18.060045	28.95%	0	2005
	11.931622	14.004972	17.38%	0	2004
	7.429260	11.931622	60.60%	0	2003

NVIT NVIT Government Bond Fund: Class I - Q/NQ	12.159802	12.384534	1.85%	0	2010
	12.182521	12.159802	-0.19%	0	2009
	11.635178	12.182521	4.70%	0	2008
	11.172362	11.635178	4.14%	0	2007
	11.121681	11.172362	0.46%	0	2006
	11.079571	11.121681	0.38%	0	2005
	11.038626	11.079571	0.37%	0	2004
	11.133937	11.038626	-0.86%	0	2003

NVIT NVIT International Equity Fund: Class I - Q/NQ	11.125937	12.252101	10.12%	0	2010
	8.823813	11.125937	26.09%	0	2009

NVIT NVIT International Equity Fund: Class III - Q/NQ	15.016732	16.533673	10.10%	0	2010
	11.914214	15.016732	26.04%	0	2009
	22.717093	11.914214	-47.55%	0	2008
	18.383846	22.717093	23.57%	0	2007
	14.224602	18.383846	29.24%	0	2006
	11.241007	14.224602	26.54%	0	2005
	10.113202	11.241007	11.15%	0	2004
	7.687861	10.113202	31.55%	0	2003

NVIT NVIT International Index Fund: Class VIII - Q/NQ	7.908176	8.255639	4.39%	0	2010
	6.326161	7.908176	25.01%	0	2009
	11.437095	6.326161	-44.69%	0	2008
	10.758307	11.437095	6.31%	0	2007
	10.000000	10.758307	7.58%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	10.738307	11.964834	11.42%	0	2010
	8.684887	10.738307	23.64%	0	2009
	14.148318	8.684887	-38.62%	0	2008
	13.739493	14.148318	2.98%	0	2007
	12.094067	13.739493	13.61%	0	2006
	11.527106	12.094067	4.92%	0	2005
	10.400290	11.527106	10.83%	0	2004
	8.113853	10.400290	28.18%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.421675	12.191626	6.74%	0	2010
	10.000000	11.421675	14.22%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	11.975410	13.040705	8.90%	0	2010
	10.000000	11.975410	19.75%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.735313	11.049669	2.93%	0	2010
	10.124734	10.735313	6.03%	0	2009
	11.084019	10.124734	-8.65%	0	2008
	10.822672	11.084019	2.41%	0	2007
	10.487114	10.822672	3.20%	0	2006
	10.443029	10.487114	0.42%	0	2005
	10.266218	10.443029	1.72%	0	2004
	9.788002	10.266218	4.89%	0	2003

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	10.881725	11.731588	7.81%	0	2010
	9.397013	10.881725	15.80%	0	2009
	12.587849	9.397013	-25.35%	0	2008
	12.258669	12.587849	2.69%	0	2007
	11.325043	12.258669	8.24%	0	2006
	11.059287	11.325043	2.40%	0	2005
	10.387269	11.059287	6.47%	0	2004
	8.901427	10.387269	16.69%	0	2003

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	10.938546	11.997088	9.68%	0	2010
	9.046885	10.938546	20.91%	0	2009
	13.566652	9.046885	-33.32%	0	2008
	13.150794	13.566652	3.16%	0	2007
	11.811103	13.150794	11.34%	0	2006
	11.347783	11.811103	4.08%	0	2005
	10.415083	11.347783	8.96%	0	2004
	8.460596	10.415083	23.10%	0	2003

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.946741	11.546560	5.48%	0	2010
	9.830579	10.946741	11.35%	0	2009
	11.904923	9.830579	-17.42%	0	2008
	11.571698	11.904923	2.88%	0	2007
	10.979319	11.571698	5.40%	0	2006
	10.809764	10.979319	1.57%	0	2005
	10.378140	10.809764	4.16%	0	2004
	9.390578	10.378140	10.52%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	11.755908	14.421186	22.67%	0	2010
	8.843928	11.755908	32.93%	0	2009
	14.321306	8.843928	-38.25%	0	2008
	13.700429	14.321306	4.53%	0	2007
	12.825652	13.700429	6.82%	0	2006
	11.769884	12.825652	8.97%	0	2005
	10.462838	11.769884	12.49%	0	2004
	7.993851	10.462838	30.89%	0	2003

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.390532	9.127609	-2.80%	0	2010
	9.656987	9.390532	-2.76%	0	2009
	9.735239	9.656987	-0.80%	0	2008
	9.559098	9.735239	1.84%	0	2007
	9.407511	9.559098	1.61%	0	2006
	9.426258	9.407511	-0.20%	0	2005
	9.619743	9.426258	-2.01%	0	2004
	9.835321	9.619743	-2.19%	0	2003

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.914299	12.806930	7.49%	0	2010
	9.854736	11.914299	20.90%	0	2009
	12.258317	9.854736	-19.61%	0	2008
	12.055767	12.258317	1.68%	0	2007
	11.829718	12.055767	1.91%	0	2006
	11.909897	11.829718	-0.67%	0	2005
	11.501450	11.909897	3.55%	0	2004
	10.553935	11.501450	8.98%	0	2003

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	7.991263	8.858030	10.85%	0	2010
	6.024818	7.991263	32.64%	0	2009
	10.000000	6.024818	-39.75%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	13.656507	14.085850	3.14%	0	2010
	10.821168	13.656507	26.20%	0	2009
	20.745991	10.821168	-47.84%	0	2008
	20.739088	20.745991	0.03%	0	2007
	17.381100	20.739088	19.32%	0	2006
	15.956891	17.381100	8.93%	0	2005
	13.650576	15.956891	16.90%	0	2004
	10.000000	13.650576	36.51%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	7.877347	8.844581	12.28%	0	2010
	6.244736	7.877347	26.14%	0	2009
	10.000000	6.244736	-37.55%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	10.317367	3.17%	0	2010*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.714365	8.454273	9.59%	0	2010
	6.229093	7.714365	23.84%	0	2009
	10.000000	6.229093	-37.71%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.823609	9.802822	25.30%	126,378	2010
	6.229179	7.823609	25.60%	149,560	2009

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	7.576931	9.314391	22.93%	0	2010
	6.152116	7.576931	23.16%	0	2009
	10.000000	6.152116	-38.48%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.408810	9.778223	16.29%	0	2010
	6.630696	8.408810	26.82%	0	2009
	10.000000	6.630696	-33.69%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	6.478729	7.900091	21.94%	0	2010
	5.229333	6.478729	23.89%	0	2009
	10.041738	5.229333	-47.92%	0	2008
	9.414637	10.041738	6.66%	0	2007
	9.384246	9.414637	0.32%	0	2006
	8.931073	9.384246	5.07%	0	2005
	8.101413	8.931073	10.24%	0	2004
	6.207447	8.101413	30.51%	0	2003

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	9.893930	12.175792	23.06%	0	2010
	8.064801	9.893930	22.68%	0	2009
	12.229773	8.064801	-34.06%	0	2008
	13.516037	12.229773	-9.52%	0	2007
	11.854253	13.516037	14.02%	0	2006
	11.831125	11.854253	0.20%	0	2005
	10.376786	11.831125	14.02%	0	2004
	6.805760	10.376786	52.47%	0	2003

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	11.250488	13.704719	21.81%	0	2010
	8.592740	11.250488	30.93%	0	2009
	14.303051	8.592740	-39.92%	0	2008
	14.410196	14.303051	-0.74%	0	2007
	13.231327	14.410196	8.91%	0	2006
	12.118555	13.231327	9.18%	0	2005
	10.474920	12.118555	15.69%	0	2004
	7.641994	10.474920	37.07%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT NVIT Nationwide Fund: Class I - Q/NQ	8.248436	9.096005	10.28%	0	2010
	6.729807	8.248436	22.57%	0	2009
	11.847340	6.729807	-43.20%	0	2008
	11.268563	11.847340	5.14%	0	2007
	10.201905	11.268563	10.46%	0	2006
	9.767983	10.201905	4.44%	0	2005
	9.156429	9.767983	6.68%	0	2004
	7.387404	9.156429	23.95%	0	2003

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.045037	8.914948	26.54%	0	2010
	5.539956	7.045037	27.17%	0	2009
	10.000000	5.539956	-44.60%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.157941	10.112451	-0.45%	0	2010
	9.756839	10.157941	4.11%	0	2009
	10.000000	9.756839	-2.43%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	10.316479	11.176983	8.34%	0	2010
	8.490677	10.316479	21.50%	0	2009
	15.695545	8.490677	-45.90%	0	2008
	13.469645	15.695545	16.53%	0	2007
	11.007543	13.469645	22.37%	0	2006
	9.488687	11.007543	16.01%	0	2005
	8.439776	9.488687	12.43%	0	2004
	6.381493	8.439776	32.25%	0	2003

NVIT NVIT Worldwide Leaders Fund: Class III - Q/NQ	16.415369	17.769098	8.25%	0	2010
	13.510802	16.415369	21.50%	0	2009
	24.968926	13.510802	-45.89%	0	2008
	21.420366	24.968926	16.57%	0	2007
	17.514673	21.420366	22.30%	0	2006
	15.097895	17.514673	16.01%	0	2005
	13.428934	15.097895	12.43%	0	2004
	10.000000	13.428934	34.29%	0	2003*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.814927	13.552476	5.76%	0	2010
	10.000000	12.814927	28.15%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.789798	13.220877	3.37%	0	2010
	10.000000	12.789798	27.90%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	7.917841	8.910210	12.53%	0	2010
	6.336820	7.917841	24.95%	0	2009
	10.347466	6.336820	-38.76%	0	2008
	10.888605	10.347466	-4.97%	0	2007
	9.664193	10.888605	12.67%	0	2006
	9.536734	9.664193	1.34%	0	2005
	8.350133	9.536734	14.21%	0	2004
	6.535958	8.350133	27.76%	0	2003

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	7.160820	7.615932	6.36%	0	2010
	5.097652	7.160820	40.47%	0	2009
	9.626981	5.097652	-47.05%	0	2008
	8.677941	9.626981	10.94%	0	2007
	8.269931	8.677941	4.93%	0	2006
	8.094719	8.269931	2.16%	0	2005
	7.787678	8.094719	3.94%	0	2004
	6.118473	7.787678	27.28%	0	2003

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	16.924305	19.078823	12.73%	0	2010
	12.464026	16.924305	35.79%	0	2009
	21.442487	12.464026	-41.87%	0	2008
	20.748629	21.442487	3.34%	0	2007
	18.136480	20.748629	14.40%	0	2006
	16.317670	18.136480	11.15%	0	2005
	14.084003	16.317670	15.86%	0	2004
	10.000000	14.084003	40.84%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.659063	13.142222	12.72%	0	2010
	8.581803	11.659063	35.86%	0	2009
	14.762294	8.581803	-41.87%	0	2008
	14.287084	14.762294	3.33%	0	2007
	12.488041	14.287084	14.41%	0	2006
	11.238612	12.488041	11.12%	0	2005
	9.702830	11.238612	15.83%	0	2004
	6.979355	9.702830	39.02%	0	2003

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.395976	2.670924	11.48%	0	2010
	1.944708	2.395976	23.20%	0	2009
	9.479293	1.944708	-79.48%	0	2008
	10.000000	9.479293	-5.21%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.551860	2.847870	11.60%	0	2010
	2.094963	2.551860	21.81%	0	2009
	10.106755	2.094963	-79.27%	0	2008
	10.410109	10.106755	-2.91%	0	2007
	10.000000	10.410109	4.10%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	8.187059	9.239885	12.86%	0	2010
	6.565778	8.187059	24.69%	0	2009
	10.978937	6.565778	-40.20%	0	2008
	10.818360	10.978937	1.48%	0	2007
	9.675327	10.818360	11.81%	0	2006
	9.391908	9.675327	3.02%	0	2005
	8.827365	9.391908	6.40%	0	2004
	7.166545	8.827365	23.17%	0	2003

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	7.663967	9.193247	19.95%	0	2010
	5.747137	7.663967	33.35%	0	2009
	9.511102	5.747137	-39.57%	0	2008
	9.906509	9.511102	-3.99%	0	2007
	10.000000	9.906509	-0.93%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	6.286480	7.788949	23.90%	0	2010
	4.877209	6.286480	28.90%	0	2009
	9.852451	4.877209	-50.50%	0	2008
	9.534100	9.852451	3.34%	0	2007
	9.526496	9.534100	0.08%	0	2006
	8.724542	9.526496	9.19%	0	2005
	7.493747	8.724542	16.42%	0	2004
	6.138481	7.493747	22.08%	0	2003

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (unhedged): Advisor Class - Q/NQ	10.760148	11.439096	6.31%	0	2010
	10.000000	10.760148	7.60%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.838809	11.081664	2.24%	0	2010
	10.000000	10.838809	8.39%	0	2009*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.438042	4.38%	0	2010*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	9.823676	10.230911	4.15%	0	2010
	9.217569	9.823676	6.58%	0	2009
	10.560867	9.217569	-12.72%	0	2008
	10.304780	10.560867	2.49%	0	2007
	10.000000	10.304780	3.05%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	19.409428	20.704699	6.67%	0	2010
	15.335483	19.409428	26.57%	0	2009
	18.556578	15.335483	-17.36%	0	2008
	17.923217	18.556578	3.53%	0	2007
	16.639741	17.923217	7.71%	0	2006
	15.249442	16.639741	9.12%	0	2005
	14.254376	15.249442	6.98%	0	2004
	11.468918	14.254376	24.29%	0	2003

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	20.634207	25.445477	23.32%	0	2010
	9.947604	20.634207	107.43%	0	2009
	29.037096	9.947604	-65.74%	0	2008
	21.718677	29.037096	33.70%	0	2007
	16.011992	21.718677	35.64%	0	2006
	12.491325	16.011992	28.18%	0	2005
	10.000000	12.491325	24.91%	0	2004*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	27.195437	33.530198	23.29%	0	2010
	13.124124	27.195437	107.22%	0	2009
	38.341062	13.124124	-65.77%	0	2008
	28.667512	38.341062	33.74%	0	2007
	21.141424	28.667512	35.60%	0	2006
	16.476343	21.141424	28.31%	0	2005
	13.464658	16.476343	22.37%	0	2004
	8.983679	13.464658	49.88%	0	2003

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	24.980315	31.385307	25.64%	0	2010
	16.305119	24.980315	53.21%	0	2009
	31.123033	16.305119	-47.61%	0	2008
	22.035864	31.123033	41.24%	0	2007
	18.202394	22.035864	21.06%	0	2006
	12.349923	18.202394	47.39%	0	2005
	10.000000	12.349923	23.50%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	28.000916	35.174908	25.62%	0	2010
	18.286568	28.000916	53.12%	0	2009
	34.923264	18.286568	-47.64%	0	2008
	24.721668	34.923264	41.27%	0	2007
	20.428335	24.721668	21.02%	0	2006
	13.855153	20.428335	47.44%	0	2005
	11.474015	13.855153	20.75%	0	2004
	8.152874	11.474015	40.74%	0	2003

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	12.953957	15.962720	23.23%	0	2010
	10.000000	12.953957	29.54%	0	2009*

Appendix C: Contract Types and Tax Information

Type of Contracts

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code").  Following is a general description of the various contract types.  Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.

Non-Qualified Contracts

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Code, and which is not an IRA, a Roth IRA, a SEP IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.  Non-Qualified contracts that are owned by nonnatural persons, such as trusts, corporations and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an "agent" of a natural person.

Individual Retirement Annuities (IRAs)

IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the Contract Owner is younger than age 50, the annual premium cannot exceed $5,000; if the Contract Owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from Qualified plans, Tax Sheltered Annuities and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

IRAs may receive rollover contributions from other Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made.  In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire Contract Value within the required statutory period.  Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the Contract Value.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.

As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.

Roth IRAs

Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the Contract Owner is younger than age 50, the annual premium cannot exceed $5,000; if the Contract Owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or another eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to rollover amounts from an individual retirement plan or to another eligible retirement plan to a Roth IRA.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's IRA endorsement.

Simplified Employee Pension IRAs (SEP IRA)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA.  In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.

A SEP IRA plan must satisfy:

•	minimum participation rules;

•	top-heavy contribution rules;

•	nondiscriminatory allocation rules; and

•	requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the Contract Value.  In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire Contract Value within the required statutory period.

Tax Sheltered Annuities

Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees.  These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts.  These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.

When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the Contract Value.  In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire Contract Value within the required statutory period.

Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another.  Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA.  Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements.  You should check with your employer to ensure that these requirements will be satisfied in a timely manner.

Investment Only (Qualified Plans)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan.  The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;

•	the purposes for which the contract is purchased; and

•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation.  Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a), of the Code), tax advantages enjoyed by the Contract Owner and/or Annuitant may relate to participation in the plan rather than ownership of the annuity contract.  Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus.  In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes.  Nothing in this prospectus should be considered to be tax advice.  Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

IRAs and SEP IRAs

Distributions from IRAs and SEP IRAs are generally taxed as ordinary income when received.  If any of the amounts contributed to the Individual Retirement Annuity were non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable.  The 10% penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the Contract Owner dies before the contract is completely distributed, the balance will be included in the Contract Owner's gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or non-taxable depending upon whether they are "qualified distributions" or "non-qualified distributions."  A "qualified distribution"satisfies the 5-year rule and meets 1 of the following requirements:

•	it is made on or after the date on which the Contract Owner attains age 59½;

•	it is made to a beneficiary (or the Contract Owner's estate) on or after the death of the Contract Owner;

•	it is attributable to the Contract Owner's disability; or

•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The 5-year rule generally is satisfied if the distribution is not made within the 5-year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA.  Any non-qualified distribution in excess of total contributions is includable in the Contract Owner's gross income as ordinary income in the year that it is distributed to the Contract Owner.

Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the Contract Owner dies before the contract is completely distributed, the balance will be included in the Contract Owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received.  A portion of each distribution after the Annuitization Date is excludable from income based on a formula established pursuant to the Code.  The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered.  Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

•	made to the owner after separation from service with his or her employer after age 55.

A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable.  However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.

If the Contract Owner dies before the contract is completely distributed, the balance will be included in the Contract Owner's gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the Annuitization Date are taxable to the Contract Owner to the extent that the cash value of the contract exceeds the Contract Owner's investment in the contract at the time of the distribution.  In general, the investment in the contract is equal to the purchase payments made with after-tax dollars.  Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift.  For these purposes, a transfer by gift may occur upon annuitization if the Contract Owner and the Annuitant are not the same individual.

With respect to annuity distributions on or after the Annuitization Date, a portion of each annuity payment is excludable from taxable income.  The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the Contract Owner's investment in the contract, divided by the expected return on the contract.  Once the entire investment in the contract is recovered, all distributions are fully includable in income.  The maximum amount excludable from income is the investment in the contract.  If the Annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the Annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same Contract Owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982.  For those contracts, distributions that are made prior to the Annuitization Date are treated first as a recovery of the investment in the contract as of that date.  A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½.  The amount of the penalty is 10% of the portion of any distribution that is includable in gross income.  The penalty tax does not apply if the distribution is:

•	the result of a Contract Owner's death;

•	the result of a Contract Owner's disability (as defined in the Code);

•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the Contract Owner or the joint lives (or joint life expectancies) of the Contract Owner and the beneficiary selected by the Contract Owner to receive payment under the annuity payment option selected by the Contract Owner; or

•	is allocable to an investment in the contract before August 14, 1982.

If the Contract Owner dies before the contract is completely distributed, the balance will be included in the Contract Owner's gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of non-qualified contracts owned by individuals.  Different rules (the so-called "non-natural persons" rules) apply if the Contract Owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Code.  Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned.  Taxation is not deferred, even if the income is not distributed out of the contract.  The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts.  For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual.  This would cause the contract to be treated as an annuity under the Code, allowing tax deferral.  However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

•	acquired by the estate of a decedent by reason of the death of the decedent;

•	issued in connection with certain qualified retirement plans and individual retirement plans;

•	purchased by an employer upon the termination of certain qualified retirement plans; or

•	immediate annuities within the meaning of Section 72(u) of the ICode.

If the Annuitant dies before the contract is completely distributed, the balance may be included in the Annuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the Annuitant.

Exchanges

As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property.  However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts.  If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable.

Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal

In March 2008, the IRS issued Rev. Proc. 2008-24, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract, sometimes referred to as a "partial exchange."  A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 12 months from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange.  In addition, the tax-free status of the exchange may still be preserved despite a distribution or surrender from either contract if the Contract Owner can show that between the date of the direct transfer and the distribution or surrender, one of the conditions described under Section 72(q)(2) of the Code that would exempt the distribution from the 10% early distribution penalty (such as turning age 59½, or becoming disabled; but not a series of substantially equal periodic payments or an immediate annuity) or "other similar life event" such as divorce or loss of employment occurred.  Absent a showing of such an occurrence, Rev. Proc. 2008-24 concludes that the direct transfer would fail to qualify as a tax-free 1035 exchange, and the full amount transferred from the original contract would be treated as a taxable distribution, followed by the purchase of a new annuity contract.  Rev. Proc. 2008-24 applies to direct transfers completed on or after June 30, 2008.  Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.

Same-Sex Marriages, Domestic Partnership and Other Similar Relationships

Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law.  Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Code Sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor.  To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.

Withholding

Pre-death distributions from the contracts are subject to federal income tax.  Nationwide will withhold the tax from the distributions unless the Contract Owner requests otherwise.  If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

•
the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in Section 457(e)(1)(A) or individual retirement plan; or

•	the distribution satisfies the minimum distribution requirements imposed by the Code.

In addition, under some circumstances, the Code will not permit Contract Owners to waive withholding.  Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a Contract Owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding.  The mandatory back-up withholding rate is established by Section 3406 of the Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.

Nationwide is required to withhold this amount and send it to the Internal Revenue Service.  Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies.  In order to obtain the benefits of such a treaty, the non-resident alien must:

(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and

(2)	provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another exemption from the 30% withholding rate is for the non-resident alien to provide Nationwide with sufficient evidence that:

(1)	the distribution is connected to the non-resident alien's conduct of business in the United States;

(2)	the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes; and

(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.

Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.

This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien's country of citizenship and/or country of residence.  Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.

Federal Estate, Gift and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

•	a transfer of the contract from one Contract Owner to another; or

•	a distribution to someone other than a Contract Owner.

Upon the Contract Owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any.  A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a)	an individual who is 2 or more generations younger than the Contract Owner; or

b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the Contract Owner).

If the Contract Owner is not an individual, then for this purpose only, "Contract Owner" refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts.  If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Code Section 817(h) contains rules on diversification requirements for variable annuity contracts.  A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

•	the failure to diversify was accidental;

•	the failure is corrected; and

•	a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the Contract Owner if the income, for the period the contract was not diversified, had been received by the Contract Owner.

If the violation is not corrected, the Contract Owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract.  Nationwide believes that the investments underlying this contract meet these diversification requirements.

Required Distributions

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus.  Following is an overview of the required distribution rules applicable to each type of contract.  Please consult a qualified tax or financial advisor for more specific required distribution information.

Required Distributions - General Information

In general, a beneficiary is an individual or other entity that the Contract Owner designates to receive death proceeds upon the Contract Owner's death.  The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the Annuitant, or that are made from non-qualified contracts after the death of the Contract Owner.  A designated beneficiary is a natural person who is designated by the Contract Owner as the beneficiary under the contract.  Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is 0.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department,

including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the Contract Owner are paid to the beneficiary or beneficiaries stipulated by the Contract Owner.  How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries.  For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the Contract Owner's death.  For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the Contract Owner's death.  If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period.  Any beneficiary that is not a designated beneficiary has a life expectancy of 0.

Required Distributions for Non-Qualified Contracts

Code Section 72(s) requires Nationwide to make certain distributions when a Contract Owner dies.  The following distributions will be made in accordance with the following requirements:

(1)
If any Contract Owner dies on or after the Annuitization Date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the Contract Owner's death.

(2)
If any Contract Owner dies before the Annuitization Date, then the entire interest in the contract (consisting of either the death benefit or the Contract Value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the Contract Owner's death, provided however:

(a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary.  Payments must begin within one year of the Contract Owner's death unless otherwise permitted by federal income tax regulations; and

(b)
if the designated beneficiary is the surviving spouse of the deceased Contract Owner, the spouse can choose to become the Contract Owner instead of receiving a death benefit.  Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the Contract Owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a)	the death of the Annuitant will be treated as the death of a Contract Owner;

(b)	any change of Annuitant will be treated as the death of a Contract Owner; and

(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs and Roth IRAs

Distributions from a Tax Sheltered Annuity, IRA or SEP IRA must begin no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½.  Distributions may be paid in a lump sum or in substantially equal payments over:

(a)	the life of the Contract Owner or the joint lives of the Contract Owner and the Contract Owner's designated beneficiary; or

(b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the Contract Owner and a person 10 years younger than the Contract Owner.  If the designated beneficiary is the spouse of the Contract Owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the Contract Owner and the Contract Owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the Contract Owner.

For IRAs and SEP IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA or SEP IRA of the Contract Owner.

If the Contract Owner's entire interest in a Tax Sheltered Annuity, IRA or SEP IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date.  The required beginning date is April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½.  The rules for Roth IRAs do not require distributions to begin during the Contract Owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the Contract Value.

If the Contract Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA or SEP IRA) or before the entire Contract Value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the Contract Owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the Contract Owner's death.  For calendar years after the death of the Contract Owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by 1 for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b)
if the designated beneficiary is not the Contract Owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the Contract Owner's death, reduced by 1 for each calendar year that elapsed thereafter; and

(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the 5th year following the Contract Owner's death.

If the Contract Owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA or SEP IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the Contract Owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the Contract Owner's death.  For calendar years after the death of the Contract Owner's surviving spouse, the applicable distribution period is the greater of (a) the Contract Owner's remaining life expectancy using the Contract Owner's birthday in the calendar year of the Contract Owner's death, reduced by 1 for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by 1 for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b)
if the designated beneficiary is not the Contract Owner's surviving spouse, the applicable distribution period is the greater of (a) the Contract Owner's remaining life expectancy using the Contract Owner's birthday in the calendar year of the Contract Owner's death, reduced by 1 for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the Contract Owner's death, reduced by 1 for each calendar year that elapsed thereafter; and

(c)
if there is no designated beneficiary, the applicable distribution period is the Contract Owner's remaining life expectancy using the Contract Owner's birthday in the calendar year of the Contract Owner's death, reduced by 1 for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRA and SEP IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates.  The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution.  The owner of an IRA or SEP IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all IRAs or SEP IRAs.

Distributions from Roth IRAs may be either taxable or non-taxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

Tax Changes

The foregoing tax information is based on Nationwide's understanding of federal tax laws.  It is NOT intended as tax advice.  All information is subject to change without notice.  You should consult with your personal tax and/or financial advisor for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted.  EGTRRA made numerous changes to the Code, including the following:

•	generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities and Qualified Plans;

•
increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

•	eliminating and/or reducing the highest federal estate tax rates;

•	increasing the estate tax credit; and

•	for persons dying after 2009, repealing the estate tax.

In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans.  However, all of the other changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they were extended by additional legislation.  The sunset date for many of these provisions was extended to December 31, 2012 by the Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010.  However, if these changes are not further extended )or modified) by new legislation, the Code  will be restored to its pre-EGTRRA form after December 31, 2012.  This creates uncertainty as to future tax requirements and implications.  Please consult a qualified tax or financial advisor for further information relating to EGTRRA and other tax issues.